                                                     FILE NO. 2-77283; 811-03457

     As filed with the Securities and Exchange Commission on April 23, 2003


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


----------
FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

PRE-EFFECTIVE AMENDMENT NO.     / /

POST-EFFECTIVE AMENDMENT NO. 30 /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT             COMPANY ACT OF 1940 /X/

AMENDMENT NO. 49                /X/

                                   ----------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

----------
600 Dresher Road
Horsham, Pennsylvania 19044
(Address of Principal Executive offices of Depositor)
Depositor's Telephone Number: 215-956-8000

----------
Richard F. Plush

Vice President

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

           Michael Berenson                         C. Ronald Rubley
           Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
           1111 Pennsylvania Avenue, NW             1701 Market Street
           Washington, DC 20004                     Philadelphia, PA  19103-2921
                                   ----------

  It is proposed that this filing will become effective (check appropriate box)

           / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
           / / 60 days after filing pursuant to paragraph (a) of Rule 485
                            / / on (date) pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:  Individual Variable and Fixed Annuity
                                       Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS  --  MAY 1, 2003


INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

 PENN SERIES FUNDS, INC.                                        MANAGER
       Money Market Fund                                        Independence Capital Management, Inc.
       Limited Maturity Bond Fund                               Independence Capital Management, Inc.
       Quality Bond Fund                                        Independence Capital Management, Inc.
       High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
       Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
       Growth Equity Fund                                       Independence Capital Management, Inc.
       Large Cap Value Fund                                     Putnam Investment Management, LLC
       Large Cap Growth Fund                                    Franklin Advisers, Inc.
       Index 500 Fund                                           Wells Capital Management Incorporated
       Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
       Mid Cap Value Fund                                       Neuberger Berman Management Inc.
       Strategic Value Fund                                     Lord, Abbett & Co.
       Emerging Growth Fund                                     RS Investment Management, Inc.
       Small Cap Value Fund                                     Royce & Associates, LLC
       International Equity Fund                                Vontobel Asset Management, Inc.
       REIT Fund                                                Heitman Real Estate Securities LLC

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                     MANAGER
       Balanced Portfolio                                       Neuberger Berman Management Inc.

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND         MANAGER
       Equity-Income Portfolio                                  Fidelity Management & Research Company
       Growth Portfolio                                         Fidelity Management & Research Company

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II      MANAGER
       Asset Manager Portfolio                                  Fidelity Management & Research Company

 VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.           MANAGER
       Emerging Markets Equity (International) Portfolio        Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable annuity contract allows you to transfer money to a companion fixed annuity contract.

PROSPECTUS CONTENTS

GLOSSARY                                                                                  5

EXPENSES                                                                                  6

EXAMPLES OF FEES AND EXPENSES                                                             9

CONDENSED FINANCIAL INFORMATION                                                          10

THE PENN  MUTUAL LIFE INSURANCE COMPANY                                                  10

THE SEPARATE ACCOUNT                                                                     10
  Accumulation Units - Valuation                                                         10
  Voting Instructions                                                                    10
  Investment Options in the Separate Account                                             11
      Penn Series Funds, Inc                                                             11
      Neuberger Berman Advisers Management Trust                                         12
      Fidelity Investments' Variable Insurance Products Fund                             12
      Fidelity Investments' Variable Insurance Products Fund II                          13
      Van Kampen's The Universal Institutional Funds, Inc.                               13

THE FIXED INTEREST ACCOUNTS.                                                             13

THE CONTRACTS.                                                                           13
  How Do I Purchase a Contract?                                                          14
  What Types of Annuity Payments May I Choose?                                           15
      Variable Annuity Payment                                                           15
      Fixed Annuity Payments Under a Variable/Fixed Contract                             15
      Other Information                                                                  15
  What Are the Death Benefits Under My Contract?                                         15
  May I Transfer Money Among Investment Options?                                         17
      Variable/Fixed Contracts                                                           17
      Variable Contract                                                                  17
      Dollar Cost Averaging                                                              17
      Automatic Rebalancing                                                              17
      Additional Information                                                             17
  May I Withdraw Any of My Money?                                                        17
      403(b) Withdrawals                                                                 18
  Deferment of Payments and Transfers                                                    18
  What Charges Do I Pay?                                                                 18
      Administration Charges                                                             18
      Mortality and Expense Risk Charge                                                  19
      Contingent Deferred Sales Charge                                                   19
      Variable/Fixed Contract                                                            19
      Variable Contract                                                                  20
      Other Information                                                                  20
      Premium Taxes                                                                      20

PERFORMANCE INFORMATION.                                                                 21

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                                       21
  General Information                                                                    21
  Loans Under Section 403(b) Contracts                                                   22

FEDERAL INCOME TAX CONSIDERATIONS                                                        22
  Withdrawals and Death Benefits                                                         22
  Annuity Payments                                                                       22
  Early Withdrawals                                                                      23
  Transfers                                                                              23
  Separate Account Diversification                                                       23
  Qualified Plans                                                                        23

FINANCIAL STATEMENTS                                                                     24

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                             25

APPENDIX A                                                                               26

GLOSSARY

        ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

        ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

        ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

        ANNUITANT: The person during whose life annuity payments are made.

        ANNUITY DATE: The date on which annuity payments start.

        ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

        ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

        BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

        CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

        CONTRACT OWNER: The person named in the Contract as the Contract Owner.

        CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the fixed interest account value. If you own a Variable Contract, this is the Variable Account Value.

        FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest accounts.

        SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

        SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

        VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

        VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

        VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

        VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

        WE or US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

        YOU: "you" means the Contract Owner or prospective Contract Owner.

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.                                                  None
Maximum Contingent Deferred Sales Charge
        Variable/Fixed Contract                                                           7%(1)
        Variable Contract                                                                 5%(2)
Transfer Fee                                                                              None


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                         $  30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                      1.25%
Account Fees and Expenses                                                              None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                 1.25%


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES                                           MINIMUM              MAXIMUM
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                       0.36%(3)              1.93%(4)



----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% OF purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
(2) You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See WHAT CHARGES DO I PAY? in this Prospectus.
(3) The total expenses for the Index 500 Fund, after voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(4) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                TOTAL                     NET
                                    MANAGEMENT      OTHER        FUND        FEE          FUND
                                       FEES        EXPENSES    EXPENSES    WAIVERS      EXPENSES
                                    ----------     --------    --------    -------      --------
Money Market                           0.19%         0.28%        0.47%     0.00%        0.47%
Limited Maturity Bond                  0.30%         0.33%        0.63%     0.00%        0.63%
Quality Bond                           0.34%         0.28%        0.62%     0.00%        0.62%
High Yield Bond                        0.50%         0.33%        0.83%     0.00%        0.83%
Flexibly Managed                       0.60%         0.25%        0.85%     0.00%        0.85%(1)
Growth Equity                          0.64%         0.29%        0.93%     0.01%(2)     0.92%(1)
Large Cap Value                        0.60%         0.28%        0.88%     0.00%        0.88%(1)
Large Cap Growth                       0.55%         1.56%        2.11%     1.13%(3)     0.98%
Index 500                              0.07%         0.29%        0.36%     0.00%        0.36%(7)
Mid Cap Growth                         0.70%         0.35%        1.05%     0.06%(3)     0.99%(1)
Mid Cap Value                          0.55%         0.30%        0.85%     0.00%        0.85%(1)
Strategic Value                        0.72%         1.52%        2.24%     1.00%(4)     1.24%
Emerging Growth                        0.74%         0.32%        1.06%     0.01%(5)     1.05%
Small Cap Value                        0.85%         0.31%        1.16%     0.01%(6)     1.15%
International Equity                   0.85%         0.38%        1.23%     0.00%        1.23%(1)
REIT                                   0.70%         1.55%        2.25%     1.03%(4)     1.22%


----------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.


(1) Certain Funds recaptured a portion of the brokerage commissions they paid to brokers and used the recaptured amounts to pay operating expense. Net operating expenses of the Funds after such payments are as follows:

     Flexibly Managed                   0.84%
     Growth Equity                      0.87%
     Large Cap Value                    0.86%
     Mid Cap Growth                     0.88%
     Mid Cap Value                      0.75%
     International Equity               1.19%

(2) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.
(3) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive its fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.
(4) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive its fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.25% of average daily net assets per year.
(5) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year.
(6) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year.
(7) The Total Expenses for this Fund after a voluntary waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may bye discontinued at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT/
                                                                    ADMINISTRATION     OTHER     TOTAL FUND
                                                                         FEES         EXPENSES    EXPENSES
                                                                    --------------    --------   ----------
Balanced                                                                 0.85%           0.27%       1.12%


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT       OTHER     TOTAL FUND
                                                                         FEE          EXPENSES    EXPENSES
                                                                    --------------    --------   ----------
Equity-Income                                                            0.48%          0.09%        0.57%
Growth                                                                   0.58%          0.09%        0.67%



----------
(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                                                      MANAGEMENT       OTHER     TOTAL FUND
                                                                         FEE          EXPENSES    EXPENSES
                                                                      ----------      --------   ----------
Asset Manager                                                            0.53%          0.10%        0.63%


----------

(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT       OTHER     TOTAL FUND
                                                                         FEE          EXPENSES    EXPENSES
                                                                      ----------      --------   ----------
Emerging Markets Equity (International)                                  1.25%          0.68%        1.93%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments'

Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES


     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract year:



                                                               ONE          THREE        FIVE         TEN
                                                              YEAR          YEARS        YEARS       YEARS
                                                              -----        -------      -------     -------
          Assuming Maximum Total Annual Fund Expenses         $ 824        $ 1,466      $ 1,976     $ 3,514
          Assuming Minimum Total Annual Fund Expenses         $ 666        $ 1,016      $ 1,214     $ 1,941



     (2) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract year:



                                                               ONE          THREE        FIVE         TEN
                                                              YEAR          YEARS        YEARS       YEARS
                                                              -----        -------      -------     -------
          Assuming Maximum Total Annual Fund Expenses         $ 324        $ 989        $ 1,678     $ 3,514
          Assuming Minimum Total Annual Fund Expenses         $ 166        $ 516        $   890     $ 1,941



     (3) If you surrender your Variable Contract at the end of the applicable time period:



                                                               ONE          THREE        FIVE         TEN
                                                              YEAR          YEARS        YEARS       YEARS
                                                              -----        -------      -------     -------
          Assuming Maximum Total Annual Fund Expenses         $ 966        $ 1,466      $ 1,976     $ 3,514
          Assuming Minimum Total Annual Fund Expenses         $ 820        $ 1,019      $ 1,214     $ 1,941



     (4) If you do not surrender your Contract of if you annuitize at the end of the applicable time period:



                                                               ONE          THREE        FIVE         TEN
                                                              YEAR          YEARS        YEARS       YEARS
                                                              -----        -------      -------     -------
          Assuming Maximum Total Annual Fund Expenses         $ 966        $ 1,466      $ 2,026     $ 3,623
          Assuming Minimum Total Annual Fund Expenses         $ 820        $ 1,019      $ 1,269     $ 2,071

CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


     The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2002 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

ACCUMULATION UNITS - VALUATION

     Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.


     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

     The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACTS

     The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

     In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more fixed interest accounts in a separate fixed annuity contract issued by Penn Mutual. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Funds and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

     For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.


     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.


WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

     If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     - the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

     Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     - the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

     With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

     VARIABLE/FIXED CONTRACTS. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

     If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

     VARIABLE CONTRACT. You may transfer amounts from one subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

     You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The owner, annuitant and beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.


     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.


     ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?


     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.


ADMINISTRATION CHARGES

     These charges reimburse us for administering the Contracts and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

VARIABLE/FIXED CONTRACT

     The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

     First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

                       WITHDRAWAL DURING                                  DEFERRED SALES CHARGE AS A
                          CONTRACT YEAR                                 PERCENTAGE OF AMOUNT WITHDRAWN
                               1                                                     7.0%
                               2                                                     6.0%
                               3                                                     5.0%
                               4                                                     4.0%
                               5                                                     3.0%
                               6                                                     2.0%
                               7                                                     1.0%
                          8 and later                                              No Charge

     Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

                       WITHDRAWAL DURING                                  DEFERRED SALES CHARGE AS A
                         CONTRACT YEAR                                  PERCENTAGE OF AMOUNT WITHDRAWN
                               1                                                     7.0%
                               2                                                     6.0%
                               3                                                     5.0%
                               4                                                     4.0%
                               5                                                     3.5%
                               6                                                     3.0%
                               7                                                     2.5%
                               8                                                     2.0%
                               9                                                     1.5%
                               10                                                    1.0%
                          11 and later                                             No Charge

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

VARIABLE CONTRACT

     If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

     You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

                         CONTRACT YEAR                                            PERCENTAGE
                             Eighth                                                   25%
                             Ninth                                                    50%
                             Tenth                                                    75%

     No charge will be made on any withdrawal in any contract year after the tenth contract year.

OTHER INFORMATION

     You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

PREMIUM TAXES

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable Fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION


     If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.


     If you own a Variable/Fixed Contract you may transfer Fixed Account funds to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(b) CONTRACTS


     If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.


     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

 VARIABLE ANNUITY PAYMENTS                                                  B-2
         First Variable Annuity Payments                                    B-2
         Subsequent Variable Annuity Payments                               B-2
         Annuity Units                                                      B-2
         Value of Annuity Units                                             B-2
         Net Investment Factor                                              B-2
         Assumed Interest Rate                                              B-3
         Valuation Period                                                   B-3

 PERFORMANCE DATA                                                           B-3
         Average Annual Total Return                                        B-3

 ADMINISTRATIVE AND RECORDKEEPING SERVICES                                 B-12

 DISTRIBUTION OF CONTRACTS                                                 B-12

 CUSTODIAN                                                                 B-12

 INDEPENDENT AUDITORS                                                      B-12

 LEGAL MATTERS                                                             B-12

 FINANCIAL STATEMENTS                                                      B-12

                                   APPENDIX A


     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.


PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                  YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------
                                         2002          2001          2000         1999         1998          1997
                                     -------------------------------------------------------------------------------
Accumulation Unit Value,             $    22.529   $    21.937   $    20.953  $    20.268  $    19.541   $    18.817
beginning of period
Accumulation Unit Value,
 end of period                       $    22.616   $    22.529   $    21.937  $    20.953  $    20.268   $    19.541
Number of Accumulation
Units outstanding, end of period       1,001,710     1,263,582     1,066,633    1,669,670    1,449,199     1,120,603

                                                    YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                         1996          1995          1994         1993
                                     ----------------------------------------------------
Accumulation Unit Value,             $    18.148   $    17.416   $    17.003  $    16.791
beginning of period
Accumulation Unit Value,
end of period                        $    18.817   $    18.148   $    17.416  $    17.003
Number of Accumulation
Units outstanding, end of period       1,192,388     1,062,385       825,274      658,620


PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                        2002          2001            2000           1999            1998           1997
                                    ----------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                $    25.898    $    24.078    $    21.769    $     22.043    $    20.260    $     18.990
Accumulation Unit Value,
 end of period                      $    26.926    $    25.898    $    24.078    $     21.769    $    22.043    $     20.260
Number of Accumulation
Units outstanding, end of period      1,206,212      1,341,947      1,254,944       1,612,651      1,665,664       1,497,635

                                                     YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------
                                         1996          1995          1994         1993
                                    ------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $    18.465    $    15.562   $    16.639   $    15.088
Accumulation Unit Value,
 end of period                      $    18.990    $    18.465   $    15.562   $    16.639
Number of Accumulation
Units outstanding, end of period      1,664,378      1,869,975     1,890,869     1,953,188


----------
(a)   Fixed Income Fund Subaccount prior to November 1, 1992.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                               YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------
                                        2002           2001          2000          1999            1998          1997
                                    ------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $   13.819     $    13.122    $   12.339   $     12.313     $    11.943   $   11.330
Accumulation Unit Value,
end of period                       $   14.501     $    13.819    $   13.122   $     12.339     $    12.313   $   11.943
Number of Accumulation
Units outstanding, end of period       683,529         419,087       369,397        473,183         509,381      465,682

                                                  YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------
                                       1996         1995        1994            1993(b)
                                   ----------------------------------------------------
Accumulation Unit Value,
beginning of period                $   10.999    $  10.039   $   10.181      $  10.000
Accumulation Unit Value,
end of period                      $   11.330    $  10.999   $   10.039      $  10.181
Number of Accumulation
Units outstanding, end of period      459,223      444,986      448,825         311,665


----------

(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                       YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------------
                                           2002           2001           2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                  $     35.822   $     33.923   $     35.666   $     34.645   $     33.476   $     29.276
Accumulation Unit Value,
 end of period                       $     36.581   $     35.822   $     33.923   $     35.666   $     34.645   $     33.476
Number of Accumulation
Units outstanding, end of period          774,481        877,109        961,997      1,176,269      1,308,094      1,261,904

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------
                                           1996           1995           1994           1993
                                   ---------------------------------------------------------
Accumulation Unit Value,
 beginning of period               $    26.033    $    22.644    $     24.742   $     20.918
Accumulation Unit Value,
 end of period                     $    29.276    $    26.033    $     22.644   $     24.742
Number of Accumulation
Units outstanding, end of period     1,185,318      1,194,944       1,264,890      1,257,271

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                        2002           2001           2000           1999           1998           1997
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period               $     82.027   $     75.311   $     62.396   $     58.951   $     56.265   $     49.262
Accumulation Unit Value,
end of period                      $     81.754   $     82.027   $     75.311   $     62.396   $     58.951   $     56.265
Number of Accumulation
Units outstanding, end of period      2,294,054      3,305,527      3,500,263      4,634,490      5,766,014      5,974,993

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------
                                        1996           1995           1994           1993
                                   ---------------------------------------------------------
Accumulation Unit Value,
 beginning of period               $     42.865   $     35.496   $     34.514   $     30.179
Accumulation Unit Value,
end of period                      $     49.262   $     42.865   $     35.496   $     34.514
Number of Accumulation
Units outstanding, end of period      5,711,843      4,946,240      4,198,305      3,143,601


----------
(a)   Capital Appreciation Fund Subaccount prior to November 1, 1992.

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                            YEAR ENDED DECEMBER 31,
                            ---------------------------------------------------------------------------------------
                                     2002                  2001                  2000                  1999
                            ---------------------------------------------------------------------------------------
                                           NON-                  NON-                  NON-                  NON-
                                QUAL       QUAL       QUAL       QUAL       QUAL       QUAL       QUAL       QUAL
                            ---------------------------------------------------------------------------------------
 Accumulation Unit
 Value, beginning of
 period                     $    48.112 $  47.716 $    65.253 $  64.715 $    89.413 $  88.677 $    67.515 $  66.959
 Accumulation Unit
 Value, end of period       $    30.930 $  30.675 $    48.112 $  47.716 $    65.253 $  64.715 $    89.413 $  88.677
 Number of Accumulation
 Units outstanding, end
 of period                    1,251,261   334,151   1,366,134   438,677   1,638,918   632,835   1,772,202   665,530

                                                               YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------
                                                1998                   1997                    1996
                                      ----------------------------------------------------------------------
                                                     NON-                    NON-                    NON-
                                         QUAL        QUAL       QUAL         QUAL        QUAL        QUAL
                                      ----------------------------------------------------------------------
Accumulation Unit Value, beginning
 of period                            $    48.256  $  47.859  $    38.550  $   38.235 $    32.596  $  32.327
Accumulation Unit Value,
end of period                         $    67.515  $  66.959  $    48.256  $   47.859 $    38.550  $  38.235
Number of Accumulation
Units outstanding, end of period        1,752,036    626,895    1,794,481     617,717   1,830,081    620,903

                                                               YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------
                                              1995                      1994                      1993
                                      ----------------------------------------------------------------------
                                                     NON-                    NON-                    NON-
                                          QUAL       QUAL       QUAL         QUAL        QUAL        QUAL
                                      ----------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                             $    26.102  $  25.887  $    28.766  $   28.528 $    25.906  $  25.692
Accumulation Unit Value,
end of period                         $    32.596  $  32.327  $    26.102  $   25.887 $    28.766  $  28.528
Number of Accumulation
Units outstanding, end of period        1,991,646    674,290    2,119,836     717,328   2,042,023    685,110


----------
(a)   Growth Stock Fund Subaccount prior to November 1, 1992.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                      ----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------------
                                          2002        2001         2000         1999         1998         1997
                                      ----------------------------------------------------------------------------
Accumulation Unit Value, beginning
of period                             $    43.241  $    44.862  $    40.329  $    41.167  $    38.038  $    30.819
Accumulation Unit Value,
end of period                         $    36.316  $    43.241  $    44.862  $    40.329  $    41.167  $    38.038
Number of Accumulation
Units outstanding, end of period        2,399,446    2,846,994    3,228,429    4,407,110    5,273,048    5,409,879

                                                     YEAR ENDED DECEMBER 31,
                                      --------------------------------------------------
                                        1996        1995         1994         1993
                                      --------------------------------------------------
Accumulation Unit Value,
beginning of period                   $    24.928  $    18.361  $    18.062  $    17.080
Accumulation Unit Value,
end of period                         $    30.819  $    24.928  $    18.361  $    18.062
Number of Accumulation
Units outstanding, end of period        4,907,784    4,235,839    3,886,404    3,693,652


----------
(a)   Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                              YEAR ENDED DECEMBER 31,
                                                            -------------------------
                                                               2002(a)
                                                            -------------------------
Accumulation Unit Value, beginning of period                 $  10.000
Accumulation Unit Value, end of period                       $   8.370
Number of Accumulation Units outstanding, end of period         59,181


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                     YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------------------------------------
                                           2002         2001         2000         1999         1998       1997(b)
                                      ------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                     $    14.292  $    16.443  $    18.344  $    15.414  $    12.162   $   10.000
Accumulation Unit Value,
end of period                           $    10.970  $    14.292  $    16.443  $    18.344  $    15.414   $   12.162
Number of Accumulation
Units outstanding, end of period          3,405,972    4,065,632    4,646,239    4,389,976    2,350,293      703,585


----------
(a) Fidelity Investments' VIP Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                   YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------------------------
                                        2002           2001           2000           1999           1998           1997
                                   ---------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     13.191   $      18.581  $      19.924  $      12.262  $      12.690  $     13.282
Accumulation Unit Value,
end of period                      $      8.781   $      13.191  $      18.581  $      19.924  $      12.262  $     12.690
Number of Accumulation
Units outstanding, end of period      1,087,651       1,201,212      1,310,821        916,231      1,153,673     1,567,237

                                                     YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------
                                         1996           1995           1994         1993(b)
                                    ---------------------------------------------------------
Accumulation Unit Value,
beginning of period                 $      14.057  $      10.857  $      11.124  $     10.000
Accumulation Unit Value,
end of period                       $      13.282  $      14.057  $      10.857  $     11.124
Number of Accumulation
Units outstanding, end of period        2,183,381      2,157,888      1,791,799       716,404


----------

(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                YEAR ENDED DECEMBER 31,
                                   --------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998
                                   --------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of Period                $     15.555     $     16.266     $     13.544     $     12.773     $     12.411
Accumulation Unit Value,
end of period                      $     13.915     $     15.555     $     16.266     $     13.544     $     12.773
Number of Accumulation
Units outstanding, end of period      1,466,935        1,630,710        1,636,891        1,787,163        1,716,964

                                   YEAR ENDED DECEMBER 31,
                                   -----------------------
                                       1997(b)
                                   -----------------------
Accumulation Unit Value,
beginning of Period                $     10.000
Accumulation Unit Value,
end of period                      $     12.411
Number of Accumulation
Units outstanding, end of period        665,382


----------

(a) Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                   YEAR ENDED DECEMBER 31,
                                   -----------------------
                                       2002(a)
                                   -----------------------
Accumulation Unit Value,
beginning of period.               $     10.000
Accumulation Unit Value,
end of period.                     $      8.503
Number of Accumulation
Units outstanding, end of period         69,035



(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                YEAR ENDED DECEMBER 31,
                                   --------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998
                                   --------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     30.550     $     36.756     $     52.084     $     18.503     $     13.806
Accumulation Unit Value,
end of period                      $     17.474     $     30.550     $     36.756     $     52.084     $     18.503
Number of Accumulation
Units outstanding, end of period      1,470,450        1,722,296        1,977,899        1,645,175          781,196

                                   YEAR ENDED DECEMBER 31,
                                   -----------------------
                                       1997(a)
                                   -----------------------
Accumulation Unit Value,
beginning of period                $     10.000
Accumulation Unit Value,
end of period                      $     13.806
Number of Accumulation
Units outstanding, end of period        308,169


----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a) Values of an Accumulation Unit Outstanding Throughout Each Period



                                                               YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                         2002          2001               2000             1999             1998              1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     18.170     $     15.760     $     14.032     $     14.400     $     16.051     $     13.211
Accumulation Unit Value,
end of period                      $     14.936     $     18.170     $     15.760     $     14.032     $     14.400     $     16.051
Number of Accumulation
Units outstanding, end of period      1,543,061        1,784,282        1,511,552        1,249,298        1,306,650        1,104,032

                                      YEAR ENDED DECEMBER 31,
                                   -----------------------------
                                       1996             1995(b)
                                   -----------------------------
Accumulation Unit Value,
beginning of period                 $      11.171  $     10.000
Accumulation Unit Value,
end of period                       $      13.211  $     11.171
Number of Accumulation
Units outstanding, end of period          587,385       137,653


----------

(a) Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                        YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     17.491     $     24.641     $     30.678     $     21.320     $     18.164     $     16.659
Accumulation Unit Value,
end of period                      $     15.556     $     17.491     $     24.641     $     30.678     $     21.320     $     18.164
Number of Accumulation
Units outstanding, end of period      2,481,498        3,049,380        3,568,406        3,579,323        3,822,847        4,155,960

                                                      YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994             1993
                                   ---------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     14.434     $     12.843     $     13.880     $     10.175
Accumulation Unit Value,
end of period                      $     16.659     $     14.434     $     12.843     $     13.880
Number of Accumulation
Units outstanding, end of period      4,012,762        3,388,479        3,556,098        1,847,892


PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                    YEAR ENDED DECEMBER 31,
                                   ------------------------
                                         2002 (a)
                                   ------------------------
Accumulation Unit Value,
beginning of period                    $     10.000
Accumulation Unit Value,
end of period                          $      9.167
Number of Accumulation
Units outstanding, end of period             74,393



(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                       YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     18.328     $     21.420     $     22.724     $     17.228     $     15.551     $     13.182
Accumulation Unit Value,
end of period                      $     14.996     $     18.328     $     21.420     $     22.724     $     17.228     $     15.551
Number of Accumulation
Units outstanding, end of period      1,138,571        1,464,704        1,865,066        1,348,416        1,488,257        1,466,154

                                                       YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994           1993(a)
                                   ---------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     12.488     $     10.218     $     10.706     $     10.000
Accumulation Unit Value,
end of period                      $     13.182     $     12.488     $     10.218     $     10.706
Number of Accumulation
Units outstanding, end of period      1,535,496        1,468,254        1,223,496          621,326


----------
(a) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.


FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                        YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     19.802     $     21.097     $     19.704     $     18.764     $     17.021     $     13.453
Accumulation Unit Value,
end of period                      $     16.242     $     19.802     $     21.097     $     19.704     $     18.764     $     17.021
Number of Accumulation
Units outstanding, end of period      2,444,133        2,895,019        3,117,394        3,820,785        3,820,796        3,352,648

                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------
                                        1996           1995(a)
                                    ---------------------------
Accumulation Unit Value,
beginning of period                 $     11.920   $     10.000
Accumulation Unit Value,
end of period                       $     13.453   $     11.920
Number of Accumulation
Units outstanding, end of period       2,498,343        581,691


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.


FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                        YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     22.823     $     28.063     $     31.922     $     23.519     $     17.073     $     14.000
Accumulation Unit Value,
end of period                      $     15.754     $     22.823     $     28.063     $     31.922     $     23.519     $     17.073
Number of Accumulation
Units outstanding, end of period      3,940,027        4,683,819        5,391,217        4,955,849        3,722,268        3,157,234

                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------
                                        1996           1995(a)
                                    ---------------------------
Accumulation Unit Value,
beginning of period                 $     12.359   $     10.000
Accumulation Unit Value,
end of period                       $     14.000   $     12.359
Number of Accumulation
Units outstanding, end of period       2,620,543        690,602


----------

(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                       YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $     16.848     $     17.787     $     18.748     $     17.809     $     15.040     $     12.623
Accumulation Unit Value,
end of period                      $     15.186     $     16.848     $     17.787     $     18.748     $     17.809     $     15.040
Number of Accumulation
Units outstanding, end of period        728,367          970,400        1,222,300        1,290,362          801,557          577,711

                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------
                                        1996           1995(a)
                                    ---------------------------
Accumulation Unit Value,
beginning of period                 $     11.153   $     10.000
Accumulation Unit Value,
end of period                       $     12.623   $     11.153
Number of Accumulation
Units outstanding, end of period         383,267        117,290


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.


VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period



                                                                        YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                       2002             2001             2000             1999             1998             1997(a)
                                   -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                $      7.204     $      7.801     $     12.995     $      6.720     $      8.975     $     10.000
Accumulation Unit Value,
end of period                      $      6.482     $      7.204     $      7.801     $     12.995     $      6.720     $      8.975
Number of Accumulation
Units outstanding, end of period        858,363          910,435        1,014,659          649,652          406,393          248,001


----------

(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PROSPECTUS -- MAY 1, 2003

CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS -- FLEXIBLE PURCHASE PAYMENTS

OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172   TELEPHONE (800) 523-0650

This Prospectus describes a group variable and fixed annuity contract offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between the Contract holder and Penn Mutual. You, as a participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:

- has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

- has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%; and

- is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time, including over your lifetime.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                    MANAGER

        Money Market Fund                  Independence Capital Management, Inc.
        Quality Bond Fund                  Independence Capital Management, Inc.
        High Yield Bond Fund               T. Rowe Price Associates, Inc.
        Flexibly Managed Fund              T. Rowe Price Associates, Inc.
        Growth Equity Fund                 Independence Capital Management, Inc.
        Large Cap Value Fund               Putnam Investment Management, LLC
        International Equity Fund          Vontobel Asset Management, Inc.


A Prospectus for the Penn Series Funds, Inc. accompanies this Prospectus.


You also may direct us to invest in one or more of our fixed interest accounts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF 5% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE
59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CONTRACT CERTIFICATE ISSUED WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

PROSPECTUS CONTENTS


SPECIAL TERMS                                                 4
EXPENSES                                                      4
EXAMPLES OF FEES AND EXPENSES                                 6
ACCUMULATION UNIT VALUES                                      6
THE PENN MUTUAL LIFE INSURANCE COMPANY                        6
THE SEPARATE ACCOUNT                                          6
       Accumulation Units - Valuation                         7
       Voting Instructions                                    7
       Investment Options in the Separate Account             7
               Money Market Fund                              7
               Quality Bond Fund                              7
               High Yield Bond Fund                           7
               Flexibly Managed Fund                          7
               Growth Equity Fund                             8
               Large Cap Value Fund                           8
               International Equity Fund                      8
THE FIXED INTEREST ACCOUNTS                                   8
THE CONTRACT                                                  8
      How Do I Participate in a Contract?                     9
      What Type of Annuity Payments May I Choose?             9
      What Are the Death Benefits Under My Certificate?      10
      May I Transfer Money Among Investment Options?         11
      May I Withdraw Any of My Money?                        11
      Deferment of Payments and Transfers                    11
      What Charges Do I Pay?                                 11
      Administration Charges                                 12
      Mortality and Expense Risk Charges                     12
      Contingent Deferred Sales Charge                       12
PERFORMANCE INFORMATION                                      13
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS            13
      General Information                                    13
      Loans Under Section 403(b) Contracts                   14
FEDERAL INCOME TAX CONSIDERATIONS                            14
      Withdrawals and Death Benefits                         15
      Annuity Payments                                       15
      Early Withdrawals                                      15
      Transfers                                              15
      Separate Account Diversification                       15
      Qualified Plans                                        16
FINANCIAL STATEMENTS                                         16
STATEMENT OF ADDITIONAL INFORMATION CONTENTS                 17
APPENDIX A                                                   18

SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:

     ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
     ANNUITY DATE: The date on which annuity payments start.
     ANNUITY UNIT: A unit of measure used to compute a Participant's variable annuity payment.
     CERTIFICATE: A certificate issued under the Contract which sets the Participant's interest in the Contract.
     CONTRACT: The group combination variable and fixed annuity contract described in this prospectus.
     PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
     PARTICIPANT'S FIXED ACCOUNT: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.
     PARTICIPANT'S FIXED ACCOUNT VALUE: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account.
     PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained under the Contract for a Participant.
     PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.
     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.
     WE: The Penn Mutual Life Insurance company.
     YOU: The Participant

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes may also be deducted.


PARTICIPANT TRANSACTION EXPENSES


Sales Load Imposed on Purchase Payments                      None
Deferred Sales Load, as percentage of the amount withdrawn   5%*
Exchange Fee                                                 None



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


ANNUAL CONTRACT ADMINISTRATION CHARGE                                           $   30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT
VALUE)
Mortality and Expense Risk Charge                                                 1.25%
Account Fees and Expenses                                                         None
Total Separate Account Annual Expenses                                            1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES                                     MINIMUM      MAXIMUM
                                                                         -------      -------
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                  0.47%        1.23%


----------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See WHAT CHARGES DO I PAY? in this prospectus.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)


                                                     TOTAL                        NET
                       MANAGEMENT      OTHER          FUND           FEE          FUND
                          FEES        EXPENSES      EXPENSES       WAIVERS      EXPENSES
                       ----------    ----------    ----------    ----------    -----------
Money Market              0.19%         0.28%         0.47%         0.00%         0.47%
Quality Bond              0.34%         0.28%         0.62%         0.00%         0.62%
High Yield Bond           0.50%         0.33%         0.83%         0.00%         0.83%
Flexibly Managed          0.60%         0.25%         0.85%         0.00%         0.85%(1)
Growth Equity             0.64%         0.29%         0.93%         0.01%(2)      0.92%(1)
Large Cap Value           0.60%         0.28%         0.88%         0.00%         0.88%(1)
International Equity      0.85%         0.38%         1.23%         0.00%         1.23%(1)


----------

These expenses are based upon Fund data for the last fiscal year ended December 31, 2002.

(1) Certain Funds recaptured a portion of the brokerage commissions they paid to brokers and used the recaptured amounts to pay operating expenses. Net operating expenses of the Funds after such payments are as follows:



     Flexibly Managed                     0.84%
     Growth Equity                        0.87%
     Large Cap Value                      0.86%
     International Equity                 1.19%



(2) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.


     The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

     Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

EXAMPLES OF FEES AND EXPENSES


     This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Certificate fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual fee waivers, if any.

     The Example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Certificate at the end of the applicable time period:



                                                     ONE      THREE    FIVE     TEN
                                                     YEAR     YEARS    YEARS    YEARS

     Assuming Maximum Total Annual Fund Expenses   $    754 $  1,271 $  1,646 $  2,850
     Assuming Minimum Total Annual Fund Expenses   $    678 $  1,052 $  1,272 $  2,066



     (2) If you do not surrender your Certificate or if you annuitize at the end of the applicable time period:



                                                     ONE        THREE      FIVE       TEN
                                                     YEAR       YEARS      YEARS      YEARS

     Assuming Maximum Total Annual Fund Expenses   $    254   $    782   $  1,337   $  2,850
     Assuming Minimum Total Annual Fund Expenses   $    178   $    552   $    950   $  2,066


ACCUMULATION UNIT VALUES

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

     The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT


     The Company established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds. The financial statements of the Separate Account for the year ended December 31, 2002 are included in the Statement of Additional Information referred to on the cover page of this prospectus.


- The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

- The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

ACCUMULATION UNITS - VALUATION


     Allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts of the Separate Account that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.


     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of PENN SERIES FUNDS, INC.:

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.

     Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.

     Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

     The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

     Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.

     In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Funds and Fixed Interest Accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

The Contract has:

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

     We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PARTICIPATE IN A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.


     The distributor of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.


WHAT TYPE OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

     OTHER INFORMATION. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.


     If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


WHAT ARE THE DEATH BENEFITS UNDER MY CERTIFICATE?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

     If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

- the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

- the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the valuation period in which proof of death and any other required information is received at our service office.

     The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Participant.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

     You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received at our administrative office from you or the agent of record (pursuant to your instructions) and any other applicable requirements are made before the death of the Participant.

MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     On the annuity date, you may choose to receive annuity payments for a specified number of years under Option 1 or you may withdraw the present value of your annuity.

     If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of values or annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

ADMINISTRATION CHARGES

These charges reimburse us for administering the Contracts and the Separate Account.

     - We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the subaccounts in which you invested.

MORTALITY AND EXPENSE RISK CHARGES

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

     You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

     If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn and will be made by canceling Accumulation Units credited to the Participant's Variable Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

                     PARTICIPANT'S ENROLLMENT YEAR            PERCENTAGE
                     ---------------------------------------------------
                        Second through Seventh                   10%
                                Eighth                           25%
                                Ninth                            50%
                                Tenth                            75%

     No charge will be made on any withdrawal after the Participant has been enrolled for ten years.


     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted at the Annuity Date, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, they range from 0% to 3.5%. There may be additional penalties incurred if you make withdrawals from the Three Year Guaranteed Account. See MORE INFORMATION ABOUT FIXED INTEREST OPTIONS.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long each Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment at the inception date of the underlying Funds, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures that assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

     You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

     (1) (Option A) the One Year Guaranteed Account;

     (2) (Option B) the Fixed Holding Account; or

     (3) (Option C) the Three Year Guaranteed Account.

     The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

     We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

     For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

     For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.


     We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

     You may transfer money from a Fixed Account to subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one quarter of the most recent effective annual interest rate then applicable to the Three Year Guaranteed Account (i.e., 3 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where:
(a) is the total amount withdrawn from the Three Year Guaranteed Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of the Three Year Guaranteed Account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.


LOANS UNDER SECTION 403(b) CONTRACTS


     If the Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Penn Series Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.


     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for the underlying funds.

     The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS                                   B-2
   First Variable Annuity Payments                          B-2
   Subsequent Variable Annuity Payments                     B-2
   Annuity Units                                            B-2
   Value of Annuity Units                                   B-2
   Net Investment Factor                                    B-2
   Assumed Interest Rate                                    B-3
   Valuation Period                                         B-3

PERFORMANCE DATA                                            B-3
   Average Annual Total Return                              B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                  B-12

DISTRIBUTION OF CONTRACTS AND CERTIFICATES                 B-12

CUSTODIAN                                                  B-12

INDEPENDENT AUDITORS                                       B-12

LEGAL MATTERS                                              B-12

FINANCIAL STATEMENTS                                       B-12

                                   APPENDIX A


     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.


PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------------
                                       2002            2001             2000             1999             1998            1997
Accumulation Unit Value,
beginning of period                $     22.529    $     21.937     $     20.953     $     20.268     $     19.541    $     18.817
Accumulation Unit Value,
end of period                      $     22.616    $     22.529     $     21.937     $     20.953     $     20.268    $     19.541
Number of Accumulation Units
outstanding, end of period            1,001,710       1,263,582        1,066,633        1,669,670        1,449,199       1,120,603



                                                       YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994             1993
Accumulation Unit Value,
beginning of period                $     18.148     $     17.416     $     17.003     $     16.791
Accumulation Unit Value, end of
period                             $     18.817     $     18.148     $     17.416     $     17.003
Number of Accumulation Units
outstanding, end of period            1,192,388        1,062,385          825,274          658,620


PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------------
                                       2002            2001             2000             1999             1998            1997
Accumulation Unit Value,
beginning of period                $     25.898    $     24.078     $     21.769     $     22.043     $     20.260    $     18.990
Accumulation Unit Value,
end of period                      $     26.926    $     25.898     $     24.078     $     21.769     $     22.043    $     20.260
Number of Accumulation Units
outstanding, end of period            1,206,212       1,341,947        1,254,944        1,612,651        1,665,664       1,497,635



                                                       YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994             1993
Accumulation Unit Value,
beginning of period                $     18.465     $     15.562     $     16.639     $     15.088
Accumulation Unit Value,
end of period                      $     18.990     $     18.465     $     15.562     $     16.639
Number of Accumulation Units
outstanding, end of period            1,664,378        1,869,975        1,890,869        1,953,188

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------------
                                       2002            2001             2000             1999             1998            1997
Accumulation Unit Value,
beginning of period                $     35.822    $     33.923     $     35.666     $     34.645     $     33.476    $     29.276
Accumulation Unit Value,
end of period                      $     36.581    $     35.822     $     33.923     $     35.666     $     34.645    $     33.476
Number of Accumulation Units
outstanding, end of period              774,481         877,109          961,997        1,176,269        1,308,094       1,261,904



                                                       YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994             1993
Accumulation Unit Value,
beginning of period                $     26.033     $     22.644     $     24.742     $     20.918
Accumulation Unit Value,
end of period                      $     29.276     $     26.033     $     22.644     $     24.742
Number of Accumulation Units
outstanding, end of period            1,185,318        1,194,944        1,264,890        1,257,271


PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------------
                                       2002            2001             2000             1999             1998            1997
Accumulation Unit Value,
beginning of period                $     82.027    $     75.311     $     62.396     $     58.951     $     56.265    $     49.262
Accumulation Unit Value, end of
period                             $     81.754    $     82.027     $     75.311     $     62.396     $     58.951    $     56.265
Number of Accumulation Units
outstanding, end of period            2,294,054       3,305,527        3,500,263        4,634,490        5,766,014       5,974,993



                                                       YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                       1996             1995             1994             1993
Accumulation Unit Value,
beginning of period                $     42.865     $     35.496     $     34.514     $     30.179
Accumulation Unit Value, end of
period                             $     49.262     $     42.865     $     35.496     $     34.514
Number of Accumulation Units
outstanding, end of period            5,711,843        4,946,240        4,198,305        3,143,601

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS


                                                                      YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                              2002                              2001                              2000
                                 -------------------------------------------------------------------------------------------------
                                                      NON-                               NON-                             NON-
                                     QUAL             QUAL             QUAL              QUAL            QUAL             QUAL
                                 -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period              $     48.112     $     47.716     $     65.253     $     64.715     $     89.413     $     88.677
Accumulation Unit Value,
end of period                    $     30.930     $     30.675     $     48.112     $     47.716     $     65.253     $     64.715
Number of Accumulation Units
outstanding, end of  period         1,251,261          334,151        1,366,135          438,677        1,638,918          632,835



                                                                      YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                              1999                              1998                              1997
                                 -------------------------------------------------------------------------------------------------
                                                      NON-                               NON-                             NON-
                                     QUAL             QUAL             QUAL              QUAL            QUAL             QUAL
                                 -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period              $     67.515     $     66.959     $     48.256     $     47.859     $     38.550     $     38.235
Accumulation Unit Value,
end of period                    $     89.413     $     88.677     $     67.515     $     66.959     $     48.256     $     47.859
Number of  Accumulation Units
outstanding, end of  period         1,772,202          665,530        1,752,036          626,895        1,794,481          617,717



                                                                      YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                              1996                              1995                              1994
                                 -------------------------------------------------------------------------------------------------
                                                      NON-                               NON-                             NON-
                                     QUAL             QUAL             QUAL              QUAL            QUAL             QUAL
                                 -------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period              $     32.596     $     32.327     $     26.102     $     25.887     $     28.766     $     28.528
Accumulation Unit Value,
end of period                    $     38.550     $     38.235     $     32.596     $     32.327     $     26.102     $     25.887
Number of  Accumulation Units
outstanding, end of  period         1,830,081          620,903        1,991,646          674,290        2,119,836          717,328



                                    YEAR ENDED DECEMBER 31,
                                  ---------------------------
                                             1993
                                  ---------------------------
                                      QUAL         NON-QUAL
                                  ---------------------------
Accumulation Unit Value,
beginning of period               $     25.906   $     25.692
Accumulation Unit Value,
end of period                     $     28.766   $     28.528
Number of  Accumulation Units
outstanding, end of  period          2,042,023        685,110

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                      YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                     2002             2001             2000             1999             1998             1997
Accumulation Unit Value,
beginning of period              $     43.241     $     44.862     $     40.329     $     41.167     $     38.038     $     30.819
Accumulation Unit Value,
end of period                    $     36.316     $     43.241     $     44.862     $     40.329     $     41.167     $     38.038
Number of Accumulation Units
outstanding, end of period          2,399,446        2,846,994        3,228,429        4,407,110        5,273,048        5,409,879



                                                     YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------
                                     1996             1995             1994             1993
Accumulation Unit Value,
beginning of period              $     24.928     $     18.361     $     18.062     $     17.080
Accumulation Unit Value, end of
period                           $     30.819     $     24.928     $     18.361     $     18.062
Number of Accumulation Units
outstanding, end of period          4,907,784        4,235,839        3,886,404        3,693,652


PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                      YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------------------
                                     2002             2001             2000             1999             1998             1997
Accumulation Unit Value,
beginning of period              $     17.491     $     24.641     $     30.678     $     21.320     $     18.164     $     16.659
Accumulation Unit Value,
end of period                    $     15.556     $     17.491     $     24.641     $     30.678     $     21.320     $     18.164
Number of Accumulation Units
outstanding, end of period          2,481,498        3,049,380        3,568,406        3,579,323        3,822,847        4,155,960



                                                     YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------
                                     1996             1995             1994             1993
Accumulation Unit Value,
beginning of period              $     14.434     $     12.843     $     13.880     $     10.175
Accumulation Unit Value,
end of period                    $     16.659     $     14.434     $     12.843     $     13.880
Number of Accumulation Units
outstanding, end of period          4,012,762        3,388,479        3,556,098        1,847,892

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2003

DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2003. The Contracts are funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments                             B-2
Subsequent Variable Annuity Payments                        B-2
Annuity Units                                               B-2
Value of Annuity Units                                      B-2
Net Investment Factor                                       B-2
Assumed Interest Rate                                       B-3
Valuation Period                                            B-3

PERFORMANCE DATA                                            B-3
Average Annual Total Return                                 B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                  B-12

DISTRIBUTION OF CONTRACTS                                  B-12

CUSTODIAN                                                  B-12

INDEPENDENT AUDITORS                                       B-12

LEGAL MATTERS                                              B-12

FINANCIAL STATEMENTS                                       B-12

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 4% included in the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

     PLUS

     The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE  (c) IS:

     The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     A 4% assumed interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission (Tables 1A, 1B, 1C and 1D) and average annual total return information based upon different hypothetical assumptions (Tables 2A, 2B, 3A and 3B).

TABLE 1A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD AND ASSUMING NO PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                       ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*           12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87           -55.74%           -10.17%             -2.25%
     (Independence Capital)
Limited Maturity Bond Fund (a)                     5/1/00             -0.87%             n/a                4.25%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84             -3.54%             1.28%              5.64%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -5.86%             7.24%             10.38%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -39.33%            -8.96%              1.69%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -39.33%            -8.96%              1.69%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -20.69%            -1.41%              7.74%
     (Putnam)
Index 500 Fund (a)                                 5/1/00            -27.54%             n/a              -19.05%
     (Wells)
Mid Cap Growth Fund (a)                            5/1/00            -37.17%             n/a              -29.84%
     (Turner)
Mid Cap Value Fund (a)                             5/1/00            -15.52%             n/a               -0.12%
     (Neuberger Berman)
Emerging Growth Fund (a)                           5/1/97            -46.03%            4.36%               9.92%
     (RS Investment Management)
Small Cap Value Fund (a)                           5/1/95            -22.38%            -1.93%              5.26%
     (Royce)
International Equity Fund (a)                      11/1/92           -16.01%            -3.52%              4.25%
     (Vontobel)
Balanced Portfolio (b)                             5/3/93            -22.74%            -1.20%              4.18%
     (Neuberger Berman)
Equity-Income Portfolio (c)                        5/1/95            -22.55%            -1.42%              6.43%
     (Fidelity Investments)
Growth Portfolio (c)                               5/1/95            -34.84%            -2.06%              6.02%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        5/1/95            -14.87%            -0.30%              5.49%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        5/1/97            -46.03%             4.36%              9.92%
     (Van Kampen)


----------
* DATE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT
(a)  PENN SERIES FUNDS, INC.
(b)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c)  VARIABLE INSURANCE PRODUCTS FUND
(d)  VARIABLE INSURANCE PRODUCTS FUND II
(e)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1B DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND ASSUMING PURCHASE PAYMENTS AFTER THE FIRST CONTRACT YEAR.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                       ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*           12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87           -55.74%           -10.33%             -2.25%
     (Independence Capital)
Limited Maturity Bond Fund (a)                     5/1/00             -0.87%             n/a                4.25%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84             -3.54%             1.10%              5.64%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -5.86%             7.04%             10.38%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -39.33%            -9.13%              1.69%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -39.33%            -9.13%              1.69%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -20.69%            -1.59%              7.74%
     (Putnam)
Index 500 Fund (a)                                 5/1/00            -27.54%             n/a              -19.05%
     (Wells)
Mid Cap Growth Fund (a)                            5/1/00            -37.17%             n/a              -29.84%
     (Turner)
Mid Cap Value Fund (a)                             5/1/00            -15.52%             n/a               -0.12%
     (Neuberger Berman)
Emerging Growth Fund (a)                           5/1/97            -46.03%             4.17%              9.74%
     (RS Investment Management)
Small Cap Value Fund (a)                           5/1/95            -22.38%            -2.11%              5.01%
     (Royce)
International Equity Fund (a)                      11/1/92           -16.01%            -3.70%              4.25%
     (Vontobel)
Balanced Portfolio (b)                             5/3/93            -22.74%            -1.38%              4.08%
     (Neuberger Berman)
Equity-Income Portfolio (c)                        5/1/95            -22.55%            -1.60%              6.18%
     (Fidelity Investments)
Growth Portfolio (c)                               5/1/95            -34.84%            -2.24%              5.77%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        5/1/95            -14.87%            -0.48%              5.24%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        5/1/97            -46.03%             4.17%              9.74%
     (Van Kampen)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.
(b)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c)  VARIABLE INSURANCE PRODUCTS FUND
(d)  VARIABLE INSURANCE PRODUCTS FUND II
(e)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1C DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL AT END OF PERIOD.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                      ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87           -55.05%           -10.61%             -2.69%
     (Independence Capital)
Limited Maturity Bond Fund (a)                     5/1/00              0.05%             n/a                4.34%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84             -2.63%             0.71%              5.33%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -4.96%             6.88%             10.18%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -38.57%            -9.41%              1.26%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -38.57%            -9.41%              1.26%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -19.86%            -1.96%              7.49%
     (Putnam)
Index 500 Fund (a)                                 5/1/00            -26.73%             n/a              -18.94%
     (Wells)
Mid Cap Growth Fund (a)                            5/1/00            -36.40%             n/a              -29.64%
     (Turner)
Mid Cap Value Fund (a)                             5/1/00            -14.66%             n/a              -0.13%
     (Neuberger Berman)
Emerging Growth Fund (a)                           5/1/97            -45.31%             3.90%              9.71%
     (RS Investment Management)
Small Cap Value Fund (a)                           5/1/95            -21.55%            -2.47%              4.79%
     (Royce)
International Equity Fund (a)                      11/1/92           -15.15%            -4.04%              3.90%
     (Vontobel)
Balanced Portfolio (b)                             5/3/93            -21.91%            -1.75%              3.81%
     (Neuberger Berman)
Equity-Income Portfolio (c)                        5/1/95            -21.72%            -1.96%              6.00%
     (Fidelity Investments)
Growth Portfolio (c)                               5/1/95            -34.07%            -2.59%              5.57%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        5/1/95            -14.01%            -0.85%              5.03%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        5/1/97            -45.31%             3.90%              9.71%
     (Van Kampen)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.
(b)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c)  VARIABLE INSURANCE PRODUCTS FUND
(d)  VARIABLE INSURANCE PRODUCTS FUND II
(e)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 1D PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                      ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87           -55.32%           -10.67%             -2.25%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84             -2.62%             0.72%              5.64%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -4.96%             6.64%             10.38%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -38.75%            -9.47%              1.69%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -38.75%            -9.47%              1.69%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -19.94%            -1.96%              7.74%
     (Putnam)
International Equity Fund (a)                      11/1/92           -15.21%            -4.06%              4.25%
     (Vontobel)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.

TABLE 2A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II VARIABLE ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD, INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                      ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87             3.83%             5.72%              5.85%
     (Independence Capital)
Limited Maturity Bond Fund (a)                     5/1/00              4.79%             n/a                6.06%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84              1.98%             1.65%              5.64%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -0.48%             7.63%             10.38%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -35.86%            -8.63%              1.69%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -35.86%            -8.63%              1.69%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -16.16%            -1.05%              7.74%
     (Putnam)
Index 500 Fund (a)                                 5/1/00            -23.39%             n/a              -17.64%
     (Wells)
Mid Cap Growth Fund (a)                            5/1/00            -33.57%             n/a              -28.61%
     (Turner)
Mid Cap Value Fund (a)                             5/1/00            -10.69%             n/a                1.62%
     (Neuberger Berman)
Emerging Growth Fund (a)                           5/1/97            -42.95%             4.74%             10.27%
     (RS Investment Management)
Small Cap Value Fund (a)                           3/1/95            -17.94%            -1.58%              5.13%
     (Royce)
International Equity Fund (a)                      11/1/92           -11.20%            -3.17%              4.25%
     (Vontobel)
Balanced Portfolio (b)                             2/28/89           -18.32%            -0.84%              3.84%
     (Neuberger Berman)
Equity-Income Portfolio (c)                        10/9/86           -18.12%            -1.06%              8.27%
     (Fidelity Investments)
Growth Portfolio (c)                               10/9/86           -31.12%            -1.70%              7.01%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        9/6/89            -10.00%             0.07%              5.63%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        10/1/96           -42.95%             4.74%             10.27%
     (Van Kampen)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.
(b)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c)  VARIABLE INSURANCE PRODUCTS FUND
(d)  VARIABLE INSURANCE PRODUCTS FUND II
(e)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 2B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                      ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87             3.83%             5.72%              5.85%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84              1.98%             1.65%              5.64%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -0.48%             7.63%             10.38%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -35.86%            -8.63%              1.69%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -35.86%            -8.63%              1.69%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -16.16%            -1.05%              7.74%
     (Putnam)
International Equity Fund (a)                      11/1/92           -11.20%            -3.17%              4.25%
     (Vontobel)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)      PENN SERIES FUNDS, INC.

TABLE 3A DIVERSIFIER II VARIABLE/FIXED ANNUITY CONTRACT AND DIVERSIFIER II VARIABLE CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                      ONE               FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87             3.96%             5.84%              5.95%
     (Independence Capital)
Limited Maturity Bond Fund (a)                     5/1/00              4.92%             n/a                6.20%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/94              2.11%             1.78%              5.73%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -0.35%             7.74%             10.46%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -35.73%            -8.52%              1.78%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -35.73%            -8.52%              1.78%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -16.03%            -0.94%              7.82%
     (Putnam)
Index 500 Fund (a)                                 5/1/00            -23.26%              n/a             -17.47%
     (Wells)
Mid Cap Growth Fund (a)                            5/1/00            -33.44%              n/a             -28.42%
     (Turner)
Mid Cap Value Fund (a)                             5/1/00            -10.56%              n/a               1.75%
     (Neuberger Berman)
Emerging Growth Fund (a)                           5/1/97            -42.82%             4.81%             10.34%
     (RS Investment Management)
Small Cap Value Fund (a)                           3/1/95            -17.81%            -1.44%              5.22%
     (Royce)
International Equity Fund (a)                      11/1/92           -11.08%            -3.06%              4.32%
     (Vontobel)
Balanced Portfolio (b)                             2/28/89           -18.19%            -0.74%              3.93%
     (Neuberger Berman)
Equity-Income Portfolio (c)                        10/9/86           -17.99%            -0.94%              8.34%
     (Fidelity Investments)
Growth Portfolio (c)                               10/9/86           -30.99%            -1.60%              7.08%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        9/6/89             -9.88%             0.18%              5.72%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        10/1/96           -42.82%             4.81%             10.34%
     (Van Kampen)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.
(b)  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(c)  VARIABLE INSURANCE PRODUCTS FUND
(d)  VARIABLE INSURANCE PRODUCTS FUND II
(e)  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

TABLE 3B PENN MUTUAL OPTIMIZER GROUP VARIABLE AND FIXED ANNUITY CONTRACT AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF UNDERLYING FUND.


                                                                     AVERAGE ANNUAL TOTAL RETURN
                                               ----------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
                                                                       ONE              FIVE               OR TEN
                                                                      YEAR              YEARS              YEARS
                                                  INCEPTION           ENDED             ENDED              ENDED
FUND (MANAGER)                                      DATE*            12/31/02          12/31/02           12/31/02
--------------                                      -----            --------          --------           --------
Quality Bond Fund (a)                              3/17/87             3.96%             5.84%              5.95%
     (Independence Capital)
High Yield Bond Fund (a)                           8/6/84              2.11%             1.78%              5.73%
     (T. Rowe Price)
Flexible Managed Fund (a)                          7/31/84            -0.35%             7.74%             10.46%
     (T. Rowe Price)
Growth Equity Fund-Non-Qualified(a)                6/1/83            -35.73%            -8.52%              1.78%
     (Independence Capital)
Growth Equity Fund-Qualified (a)                   8/11/83           -35.73%            -8.52%              1.78%
     (Independence Capital)
Large Cap Value Fund (a)                           3/17/87           -16.03%            -0.94%              7.82%
     (Putnam)
International Equity Fund (a)                      11/1/92           -11.08%            -3.06%              4.32%
     (Vontobel)


----------
*    DATE UNDERLYING FUND WAS ESTABLISHED
(a)  PENN SERIES FUNDS, INC.

     Average Annual total returns in Tables 1A, 1B, 1C and 1D are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(TO THE POWER OF n)=ERV. In the formula, P is a hypothetical investment payment of $1, 000, T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2A, 2B, 3A and 3B are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the account value at the end of the periods shown, in accordance with the following formula:
P(1+T)(TO THE POWER OF n)=EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE AND IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2002, 2001 and 2000 the Company paid commissions to HTK of approximately $72,223, $31,430 and $93,212, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certifticates. Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                            MONEY           QUALITY          HIGH YIELD
                                                          TOTAL          MARKET FUND+      BOND FUND+        BOND FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                            61,112,805         6,938,846         5,664,644
Cost                                                 $ 1,365,203,228   $    61,112,805   $    72,559,444   $    50,187,677

ASSETS:
Investments at market value                          $ 1,108,801,981   $    61,112,805   $    72,857,874   $    38,406,286
Dividends receivable                                          58,699            58,699                 -                 -
Receivable for securities                                     24,844            24,844                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                 50,400             2,223             2,624             1,347
Payable for securities                                        54,082            54,082                 -                 -

                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $ 1,108,781,042   $    61,140,043   $    72,855,250   $    38,404,939
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            MONEY            QUALITY          HIGH YIELD
                                                          TOTAL          MARKET FUND+       BOND FUND+        BOND FUND+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $    22,854,440   $       975,080   $     2,796,292   $     3,656,943
EXPENSE:
Mortality and expense risk charges                        15,608,007           785,072           867,406           481,256
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                               7,246,433           190,008         1,928,886         3,175,687
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                 (61,641,883)                -           (20,919)         (327,986)
Capital gains distributions                               20,451,970                 -           103,902                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                           (41,189,913)                -            82,983          (327,986)

Net change in unrealized appreciation (depreciation)
  of investments                                        (165,021,334)                -           618,018        (2,068,514)
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                           (206,211,247)                -           701,001        (2,396,500)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (198,964,814)  $       190,008   $     2,629,887   $       779,187
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                          LARGE CAP          FLEXIBLY
                                                      GROWTH EQUITY         VALUE             MANAGED       INTERNATIONAL
                                                          FUND+             FUND+              FUND+        EQUITY FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           5,677,627         7,556,968        16,870,519         4,435,091
Cost                                                 $   116,739,030   $   100,226,640   $   279,718,398   $    62,328,334

ASSETS:
Investments at market value                          $    55,697,522   $   105,570,839   $   316,322,230   $    46,701,504
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                  1,929             3,705            11,146             1,641
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    55,695,593   $   105,567,134   $   316,311,084   $    46,699,863
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          LARGE CAP          FLEXIBLY
                                                      GROWTH EQUITY         VALUE             MANAGED       INTERNATIONAL
                                                          FUND+             FUND+              FUND+        EQUITY FUND+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $     1,814,611   $     8,768,241   $        71,491
EXPENSE:
Mortality and expense risk charges                           980,711         1,563,386         4,115,585           700,814
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                (980,711)          251,225         4,652,656          (629,323)
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            (18,356,437)       (2,084,987)          297,947        (4,608,216)
Capital gains distributions                                        -         1,603,301        13,966,299                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                           (18,356,437)         (481,686)       14,264,246        (4,608,216)

Net change in unrealized appreciation (depreciation)
  of investments                                         (14,624,459)      (22,071,000)      (22,413,948)          378,030
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses)
  on investments                                         (32,980,896)      (22,552,686)       (8,149,702)       (4,230,186)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $   (33,961,607)  $   (22,301,461)  $    (3,497,046)  $    (4,859,509)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                        SMALL CAP          EMERGING          LIMITED
                                                          VALUE             GROWTH        MATURITY BOND       INDEX 500
                                                          FUND+             FUND+             FUND+             FUND+
                                                      --------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           3,421,770         3,160,408         2,224,350        10,328,094
Cost                                                 $    45,227,706   $    86,532,989   $    23,451,370   $    99,345,904

ASSETS:
Investments at market value                          $    37,639,474   $    37,450,826   $    23,800,549   $    62,484,965
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                  1,367             1,333               858             2,224
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    37,638,107   $    37,449,493   $    23,799,691   $    62,482,741
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        SMALL CAP          EMERGING          LIMITED
                                                          VALUE             GROWTH        MATURITY BOND       INDEX 500
                                                          FUND+             FUND+             FUND+              FUND+
                                                      --------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $             -   $       510,776   $       920,910
EXPENSE:
Mortality and expense risk charges                           570,515           651,298           196,235           904,140
                                                     ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                (570,515)         (651,298)          314,541            16,770
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                  (1,406,082)      (11,010,233)           11,733        (4,434,333)

Capital gains distributions                                3,075,988                 -           122,945                 -
                                                     ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                             1,669,906       (11,010,233)          134,678        (4,434,333)

Net change in unrealized appreciation (depreciation)
  of investments                                         (10,554,994)      (19,471,811)          233,639       (15,838,457)
                                                     ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                             (8,885,088)      (30,482,044)          368,317       (20,272,790)
                                                     ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (9,455,603)  $   (31,133,342)  $       682,858   $   (20,256,020)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                         GROWTH             VALUE            GROWTH             VALUE
                                                          FUND+             FUND+            FUND+              FUND+
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                           4,091,539         3,149,641           201,070           228,233
Cost                                                 $    35,966,596   $    32,477,775   $     1,758,126   $     1,984,755

ASSETS:
Investments at market value                          $    17,348,129   $    30,708,998   $     1,691,046   $     1,949,110
Dividends receivable                                               -                 -                 -                 -
Receivable for securities                                          -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                    621             1,095                62                73
Payable for securities                                             -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $    17,347,508   $    30,707,903   $     1,690,984   $     1,949,037
                                                     ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                         GROWTH             VALUE            GROWTH             VALUE
                                                          FUND+             FUND+           FUND(a)+           FUND(a)+
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                            $             -   $       186,752   $         5,932   $         7,842
EXPENSE:
Mortality and expense risk charges                           274,469           446,216             6,584             8,718
                                                     ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                                (274,469)         (259,464)             (652)             (876)
                                                     ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund
  shares                                                  (1,899,003)         (550,378)          (10,376)              341

Capital gains distributions                                        -                 -                 -                 -
                                                     ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment
  transactions                                            (1,899,003)         (550,378)          (10,376)              341

Net change in unrealized appreciation (depreciation)
  of investments                                          (6,290,031)       (3,330,034)          (67,081)          (35,644)
                                                     ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on
  investments                                             (8,189,034)       (3,880,412)          (77,457)          (35,303)
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (8,463,503)  $    (4,139,876)  $       (78,109)  $       (36,179)
                                                     ===============   ===============   ===============   ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                    REIT             BALANCED        EQUITY INCOME        GROWTH
                                                    FUND+           PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                        219,396         3,477,396         3,154,019         3,603,236
Cost                                            $     2,035,637   $    55,728,820   $    65,066,739   $   133,052,636

ASSETS:
Investments at market value                     $     1,974,564   $    27,158,464   $    57,276,976   $    84,459,832
Dividends receivable                                          -                 -                 -                 -
Receivable for securities                                     -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                71               960             2,037             2,983
Payable for securities                                        -                 -                 -                 -

                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     1,974,493   $    27,157,504   $    57,274,939   $    84,456,849
                                                ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     REIT             BALANCED         EQUITY INCOME         GROWTH
                                                    FUND(a)+         PORTFOLIO++        PORTFOLIO+++       PORTFOLIO+++
                                                ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $        49,349    $       876,893    $     1,160,471    $       282,232
EXPENSE:
Mortality and expense risk charges                       10,161            415,194            850,998          1,370,916
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                             39,188            461,699            309,473         (1,088,684)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            (2,680)        (1,601,867)        (1,881,248)       (12,364,016)
Capital gains distributions                                   -                  -          1,579,531                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                           (2,680)        (1,601,867)          (301,717)       (12,364,016)

Net change in unrealized appreciation
  (depreciation) of investments                         (61,073)        (5,727,781)       (13,652,129)       (27,921,040)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                        (63,753)        (7,329,648)       (13,953,846)       (40,285,056)
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $       (24,565)   $    (6,867,949)   $   (13,644,373)   $   (41,373,740)
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                       EMERGING         V.I. CAPITAL
                                                 ASSET MANAGER      MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                  PORTFOLIO+++  (INT'L) PORTFOLIO++++      FUND^             FUND II#
                                                --------------- --------------------- ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                      1,257,595          1,382,173              4,551            257,091
Cost                                            $    20,222,004    $    15,691,916    $        76,545    $     1,781,468

ASSETS:
Investments at market value                     $    16,034,329    $     8,348,326    $        74,770    $     1,820,204
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               567                297                 67              1,958
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $    16,033,762    $     8,348,029    $        74,703    $     1,818,246
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      EMERGING         V.I. CAPITAL
                                                 ASSET MANAGER      MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                  PORTFOLIO+++  (INT'L) PORTFOLIO++++     FUND(b)^          FUND II (b)#
                                                --------------- --------------------- ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $       766,141    $             -    $             -    $             -
EXPENSE:
Mortality and expense risk charges                      231,498            161,862                101              2,209
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                            534,643           (161,862)              (101)            (2,209)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                        (1,193,760)          (222,735)            (5,262)              (598)
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                       (1,193,760)          (222,735)            (5,262)              (598)

Net change in unrealized appreciation
  (depreciation) of investments                      (1,476,788)          (665,641)            (1,776)            38,737
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                     (2,670,548)          (888,376)            (7,038)            38,139
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $    (2,135,905)   $    (1,050,238)   $        (7,139)            35,930
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                              FINANCIAL SERVICES     HEALTH CARE           MEKROS             NOVA
                                                    FUND@               FUND@               FUND@             FUND@
                                              ------------------   ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                            326                 62             40,660                 16
Cost                                            $         6,240    $         1,152    $       837,521    $            90

ASSETS:
Investments at market value                     $         6,576    $         1,160    $       817,661    $            84
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               424                470              1,002                 84
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $         6,152    $           690    $       816,659    $             -
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                              FINANCIAL SERVICES     HEALTH CARE           MEKROS             NOVA
                                                  FUND (b)@           FUND (b)@          FUND (b)@          FUND (b)@
                                              ------------------   ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $           305    $             -    $         1,027    $             1
EXPENSE:

Mortality and expense risk charges                          515                587              1,063                190
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                               (210)              (587)               (36)              (189)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                            14,380              1,237             22,674             (3,478)
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                           14,380              1,237             22,674             (3,478)

Net change in unrealized appreciation
  (depreciation) of investments                             336                  7            (19,861)                (4)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                         14,716              1,244              2,813             (3,482)
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        14,506    $           657    $         2,777    $        (3,671)
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                                         U.S. GOVERNMENT
                                                      OTC             TECHNOLOGY           URSA               BOND
                                                     FUND@              FUND@              FUND@              FUND@
                                                ---------------    ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                             18                 17                  -              6,500
Cost                                            $           161    $           144    $             -    $        85,423

ASSETS:
Investments at market value                     $           161    $           162    $             -    $        85,016
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company               161                162                  -                 47
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $             -    $             -    $             -    $        84,969
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                         U.S. GOVERNMENT
                                                     OTC             TECHNOLOGY           URSA                BOND
                                                   FUND (b)@          FUND (b)@         FUND (b)@           FUND (b)@
                                                ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $             -    $             -    $             -    $           735
EXPENSE:
Mortality and expense risk charges                          167                194                  2                206
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                               (167)              (194)                (2)               529
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                             2,158              3,150                  -              3,182
Capital gains distributions                                   -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                            2,158              3,150                  -              3,182

Net change in unrealized appreciation
  (depreciation) of investments                               -                 19                  -               (409)
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                          2,158              3,169                  -              2,773
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                               $         1,991    $         2,975    $            (2)             3,302
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                U.S. GOVERNMENT                                           INTERNATIONAL
                                                 MONEY MARKET         UTILITES         EQUITY INCOME          STOCK
                                                     FUND@              FUND@          PORTFOLIO II~       PORTFOLIO |
                                                ---------------    ---------------    ---------------    ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                        853,242              6,959              3,648                375
Cost                                            $       853,242    $        84,369    $        58,338    $         3,234

ASSETS:
Investments at market value                     $       853,242    $        85,182    $        59,642    $         3,473
Dividends receivable                                          -                  -                  -                  -
Receivable for securities                                     -                  -                  -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company             5,865                136                143                718
Payable for securities                                        -                  -                  -                  -

                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $       847,377    $        85,046    $        59,499    $         2,755
                                                ===============    ===============    ===============    ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                U.S. GOVERNMENT                                           INTERNATIONAL
                                                 MONEY MARKET         UTILITES         EQUITY INCOME          STOCK
                                                   FUND (b)@         FUND (b)@        PORTFOLIO II (b)~    PORTFOLIO (b)|
                                                ---------------    ---------------    ----------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                       $         1,838    $             -    $           543    $            35
EXPENSE:
Mortality and expense risk charges                        8,653                192                176                718
                                                ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                             (6,815)              (192)               367               (683)
                                                ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) from redemption of
  fund shares                                                 -            (14,748)              (277)               934
Capital gains distributions                                   -                  -                  -                  4
                                                ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from investment
  transactions                                                -            (14,748)              (277)               938

Net change in unrealized appreciation
  (depreciation) of investments                               -                813              1,303                239
                                                ---------------    ---------------    ---------------    ---------------

Net realized and unrealized gains (losses)
  on investments                                              -            (13,935)             1,026              1,177
                                                ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $        (6,815)   $        (4,127)   $         1,393    $           494
                                                ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                               TOTAL                          MONEY MARKET FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002                2001              2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     7,246,433    $    17,859,189    $       190,008    $     1,216,227
     Net realized gains (losses) from
          investment transactions                   (41,189,913)        24,225,511                  -                  -
     Net change in unrealized appreciation
          (depreciation) of investments            (165,021,334)      (165,927,120)                 -                  -
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                (198,964,814)      (123,842,420)           190,008          1,216,227
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                              138,973,340        109,211,483         27,285,224         10,734,710
     Surrender benefits                              (1,959,661)        (1,725,732)          (527,668)          (136,638)
     Net transfers                                   (2,444,208)        64,313,400          9,721,490         15,068,980
     Considerations for supplementary
          contracts with life                           206,894                  -             20,003                  -
     Payments for supplementary
          contracts with life                           (40,126)           (31,857)              (455)                 -
     Contract administration charges                 (1,152,864)        (1,145,565)           (44,801)           (33,158)
     Annuity benefits                              (147,255,937)      (153,303,643)       (30,045,292)       (11,212,133)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities     (13,672,562)        17,318,086          6,408,501         14,421,761
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets      (212,637,376)      (106,524,334)         6,598,509         15,637,988
NET ASSETS:
  Beginning of year                               1,321,418,418      1,427,942,752         54,541,534         38,903,546
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $ 1,108,781,042    $ 1,321,418,418    $    61,140,043    $    54,541,534
                                                ===============    ===============    ===============    ===============

                                                        QUALITY BOND FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     1,928,886    $     3,577,979
     Net realized gains (losses) from
          investment transactions                        82,983            244,517
     Net change in unrealized appreciation
          (depreciation) of investments                 618,018           (647,546)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                   2,629,887          3,174,950
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                9,973,459         10,379,172
     Surrender benefits                                (105,928)           (62,494)
     Net transfers                                    9,604,698         13,384,646
     Considerations for supplementary
          contracts with life                            17,488                  -
     Payments for supplementary
          contracts with life                            (1,147)                 -
     Contract administration charges                    (43,130)           (29,227)
     Annuity benefits                                (7,072,551)        (5,290,611)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      12,372,889         18,381,486
                                                ---------------    ---------------
     Total increase (decrease) in net asset          15,002,776         21,556,436
NET ASSETS:
  Beginning of year                                  57,852,474         36,296,038
                                                ---------------    ---------------
   END OF YEAR                                  $    72,855,250    $    57,852,474
                                                ===============    ===============

                                                     HIGH YIELD BOND FUND+                  GROWTH EQUITY FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002                2001              2002               2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     3,175,687    $     2,970,131    $      (980,711)   $    (1,409,242)
     Net realized gains (losses) from
          investment transactions                      (327,986)           124,566        (18,356,437)        (8,502,634)
     Net change in unrealized appreciation
          (depreciation) of investments              (2,068,514)        (1,069,164)       (14,624,459)       (31,396,566)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                     779,187          2,025,533        (33,961,607)       (41,308,442)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                3,131,007          3,024,769          4,107,002          6,713,838
     Surrender benefits                                 (48,948)           (48,079)           (61,927)          (114,216)
     Net transfers                                      497,145          2,362,912         (9,493,421)        (6,584,444)
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (31,169)           (28,342)           (91,647)          (112,835)
     Annuity benefits                                (4,165,472)        (5,079,155)        (7,743,815)       (17,704,772)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                  (617,437)           232,105        (13,283,808)       (17,802,429)
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets            161,750          2,257,638        (47,245,415)       (59,110,871)
NET ASSETS:
  Beginning of year                                  38,243,189         35,985,551        102,941,008        162,051,879
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $    38,404,939    $    38,243,189    $    55,695,593    $   102,941,008
                                                ===============    ===============    ===============    ===============

                                                     LARGE CAP VALUE FUND+
                                                ----------------------------------
                                                     2002               2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $       251,225    $     2,155,906
     Net realized gains (losses) from
          investment transactions                      (481,686)           611,958
     Net change in unrealized appreciation
          (depreciation) of investments             (22,071,000)        (8,460,038)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (22,301,461)        (5,692,174)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                8,035,510          6,864,056
     Surrender benefits                                (130,236)          (138,315)
     Net transfers                                   (5,523,175)         4,138,586
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                   (113,423)          (115,960)
     Annuity benefits                               (13,341,251)       (19,391,316)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities               (11,072,575)        (8,642,949)
                                                ---------------    ---------------
     Total increase (decrease)  in net assets       (33,374,036)       (14,335,123)
NET ASSETS:
  Beginning of year                                 138,941,170        153,276,293
                                                ---------------    ---------------
   END OF YEAR                                  $   105,567,134    $   138,941,170
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       FLEXIBLY MANAGED FUND+              INTERNATIONAL EQUITY FUND+
                                                ----------------------------------    ----------------------------------
                                                    2002               2001                2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $     4,652,656    $     8,421,261    $      (629,323)   $       432,882
     Net realized gains (losses) from
          investment transactions                    14,264,246         14,531,905         (4,608,216)        (3,375,150)
     Net change in unrealized appreciation
          (depreciation) of investments             (22,413,948)         2,170,799            378,030        (24,778,661)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (3,497,046)        25,123,965         (4,859,509)       (27,720,929)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                               34,810,288         19,306,113          3,013,113          3,488,120
     Surrender benefits                                (276,094)          (320,951)           (74,002)           (86,146)
     Net transfers                                    3,772,068         25,508,463         (6,842,116)        (3,549,965)
     Considerations for supplementary
          contracts with life                           100,394                  -                  -                  -
     Payments for supplementary
          contracts with life                           (33,594)           (28,265)                 -                  -
     Contract administration charges                   (268,057)          (238,341)           (55,800)           (64,806)
     Annuity benefits                               (31,808,938)       (34,451,360)        (6,674,615)        (7,916,783)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities       6,296,067          9,775,659        (10,633,420)        (8,129,580)
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets         2,799,021         34,899,624        (15,492,929)       (35,850,509)
NET ASSETS:
  Beginning of year                                 313,512,063        278,612,439         62,192,792         98,043,301
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $   316,311,084    $   313,512,063    $    46,699,863    $    62,192,792
                                                ===============    ===============    ===============    ===============

                                                             SMALL CAP
                                                            VALUE FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $      (570,515)   $       377,713
     Net realized gains (losses) from
          investment transactions                     1,669,906            805,361
     Net change in unrealized appreciation
          (depreciation) of investments             (10,554,994)         3,741,483
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (9,455,603)         4,924,557
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                6,202,571          3,774,923
     Surrender benefits                                 (49,562)           (55,089)
     Net transfers                                     (323,128)        10,708,991
     Considerations for supplementary
          contracts with life                            17,738                  -
     Payments for supplementary
          contracts with life                              (949)                 -
     Contract administration charges                    (39,739)           (30,190)
     Annuity benefits                                (3,725,340)        (3,069,343)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities       2,081,591         11,329,292
                                                ---------------    ---------------
      Total increase (decrease) in net asset         (7,374,012)        16,253,849
NET ASSETS:
  Beginning of year                                  45,012,119         28,758,270
                                                ---------------    ---------------
   END OF YEAR                                  $    37,638,107    $    45,012,119
                                                ===============    ===============

                                                                                               LIMITED MATURITY
                                                      EMERGING GROWTH FUND+                       BOND FUND+
                                                ----------------------------------    ----------------------------------
                                                     2002              2001               2002                2001
                                                ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)               $      (651,298)   $      (851,330)   $       314,541    $       286,428
     Net realized gains (losses) from
          investment transactions                   (11,010,233)            36,863            134,678              2,615
     Net change in unrealized appreciation
          (depreciation) of investments             (19,471,811)       (14,790,929)           233,639             62,354
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (31,133,342)       (15,605,396)           682,858            351,397
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                4,256,394          5,647,301          2,406,687          1,005,182
     Surrender benefits                                 (88,905)          (115,685)           (36,903)            (6,495)
     Net transfers                                   (3,610,246)        (2,484,652)        13,535,820          2,649,008
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (65,164)           (77,520)            (8,903)            (4,388)
     Annuity benefits                                (4,766,345)        (6,154,741)        (1,978,467)          (824,480)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                (4,274,266)        (3,185,297)        13,918,234          2,818,827
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets        (35,407,608)       (18,790,693)        14,601,092          3,170,224
NET ASSETS:
  Beginning of year                                  72,857,101         91,647,794          9,198,599          6,028,375
                                                ---------------    ---------------    ---------------    ---------------
  END OF YEAR                                   $    37,449,493    $    72,857,101    $    23,799,691    $     9,198,599
                                                ===============    ===============    ===============    ===============

                                                            INDEX 500
                                                               FUND+
                                                ----------------------------------
                                                     2002              2001
                                                ---------------    ---------------
Operations:
     Net investment income (loss)               $        16,770    $       (47,274)
     Net realized gains (losses) from
          investment transactions                    (4,434,333)        (2,064,102)
     Net change in unrealized appreciation
          (depreciation) of investments             (15,838,457)       (11,061,435)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (20,256,020)       (13,172,811)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                6,224,461          7,290,417
     Surrender benefits                                (134,668)          (152,859)
     Net transfers                                   (3,336,152)         1,969,254
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                            (2,835)            (3,592)
     Contract administration charges                    (86,941)           (92,501)
     Annuity benefits                                (6,934,411)        (8,630,284)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                (4,270,546)           380,435
                                                ---------------    ---------------
     Total increase (decrease) in net assets        (24,526,566)       (12,792,376)
NET ASSETS:
  Beginning of year                                  87,009,307         99,801,683
                                                ---------------    ---------------
  END OF YEAR                                   $    62,482,741    $    87,009,307
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                             MID CAP                        MID CAP             LARGE CAP GROWTH
                                                          GROWTH FUND+                    VALUE FUND+               FUND(a)+
                                                  ----------------------------    ----------------------------  ----------------
                                                      2002            2001            2002            2001           2002
                                                  ------------    ------------    ------------    ------------  -----------------
OPERATIONS:
     Net investment income (loss)                 $   (274,469)   $   (325,669)   $   (259,464)   $  1,364,763    $       (652)
     Net realized gains (losses) from
          investment transactions                   (1,899,003)     (1,242,384)       (550,378)        318,209         (10,376)
     Net change in unrealized appreciation
          (depreciation) of investments             (6,290,031)     (7,382,959)     (3,330,034)     (3,053,110)        (67,081)
                                                  ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
          resulting from operations                 (8,463,503)     (8,951,012)     (4,139,876)     (1,370,138)        (78,109)
                                                  ------------    ------------    ------------    ------------    ------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                               2,600,172       3,092,018       3,087,396       4,734,068         661,998
     Surrender benefits                                (24,999)        (29,147)        (45,741)        (46,557)           (258)
     Net transfers                                   1,579,349       3,212,054      (1,144,889)      3,807,964       1,124,380
     Considerations for supplementary
          contracts with life                                -               -               -               -               -
     Payments for supplementary
          contracts with life                                -               -               -               -               -
     Contract administration charges                   (22,177)        (22,214)        (29,431)        (25,662)           (307)
     Annuity benefits                               (2,157,198)     (2,509,231)     (2,400,508)     (2,584,690)        (16,720)
                                                  ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      1,975,147       3,743,480        (533,173)      5,885,123       1,769,093
                                                  ------------    ------------    ------------    ------------    ------------
      Total increase (decrease) in net assets       (6,488,356)     (5,207,532)     (4,673,049)      4,514,985       1,690,984
NET ASSETS:
  Beginning of year                                 23,835,864      29,043,396      35,380,952      30,865,967               -
                                                  ------------    ------------    ------------    ------------    ------------
   END OF YEAR                                    $ 17,347,508    $ 23,835,864    $ 30,707,903    $ 35,380,952    $  1,690,984
                                                  ============    ============    ============    ============    ============

                                                            STRATEGIC VALUE          REIT                      BALANCED
                                                               FUND (a)+           FUND (a)+                  PORTFOLIO++
                                                            ---------------    ---------------    ----------------------------------
                                                                 2002               2002               2002              2001
                                                            ---------------    ---------------    ---------------    ---------------
OPERATIONS:
     Net investment income (loss)                           $          (876)   $        39,188    $       461,699    $      292,955
     Net realized gains (losses) from
          investment transactions                                       341             (2,680)        (1,601,867)       14,003,787
     Net change in unrealized appreciation
          (depreciation) of investments                             (35,644)           (61,073)        (5,727,781)      (21,415,054)
                                                            ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                 (36,179)           (24,565)        (6,867,949)       (7,118,312)
                                                            ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                              537,680            728,948          2,332,034         3,636,846
     Surrender benefits                                                (274)              (190)           (49,471)          (51,038)
     Net transfers                                                1,467,573          1,288,056         (2,843,487)       (1,947,586)
     Considerations for supplementary
          contracts with life                                             -             19,868                  -                 -
     Payments for supplementary
          contracts with life                                             -               (436)                 -                 -
     Contract administration charges                                   (386)              (295)           (31,394)          (32,187)
     Annuity benefits                                               (19,377)           (36,893)        (3,708,448)       (4,697,772)
                                                            ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                             1,985,216          1,999,058         (4,300,766)       (3,091,737)
                                                            ---------------    ---------------    ---------------    ---------------
     Total increase (decrease)  in net assets                     1,949,037          1,974,493        (11,168,715)      (10,210,049)
NET ASSETS:
  Beginning of year                                                       -                  -         38,326,219        48,536,268
                                                            ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                              $     1,949,037    $     1,974,493    $    27,157,504    $   38,326,219
                                                            ===============    ===============    ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                          EQUITY INCOME                             GROWTH
                                                           PORTFOLIO+++                          PORTFOLIO+++
                                                ----------------------------------    ----------------------------------
                                                     2002               2001               2002                2001
                                                ---------------    ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)               $       309,473    $       365,366    $    (1,088,684)   $    (1,597,357)
     Net realized gains (losses) from
          investment transactions                      (301,717)         3,435,445        (12,364,016)         5,681,844
     Net change in unrealized appreciation
          (depreciation) of investments             (13,652,129)        (8,443,106)       (27,921,040)       (36,930,647)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                 (13,644,373)        (4,642,295)       (41,373,740)       (32,846,160)
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                5,565,665          6,337,440          8,128,952         10,865,017
     Surrender benefits                                 (91,878)           (95,191)          (159,232)          (225,668)
     Net transfers                                   (1,761,475)         2,529,440         (7,570,532)        (4,368,579)
     Considerations for supplementary
          contracts with life                            31,403                  -                  -                  -
     Payments for supplementary
          contracts with life                              (710)                 -                  -                  -
     Contract administration charges                    (61,625)           (61,687)          (128,594)          (147,600)
     Annuity benefits                                (6,583,316)        (6,892,924)       (10,531,673)       (13,983,336)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      (2,901,936)         1,817,078        (10,261,079)        (7,860,166)
                                                ---------------    ---------------    ---------------    ---------------
      Total increase (decrease) in net assets       (16,546,309)        (2,825,217)       (51,634,819)       (40,706,326)
NET ASSETS:
  Beginning of year                                  73,821,248         76,646,465        136,091,668        176,797,994
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $    57,274,939    $    73,821,248    $    84,456,849    $   136,091,668
                                                ===============    ===============    ===============    ===============

                                                        ASSET MANAGER
                                                         PORTFOLIO+++
                                                ----------------------------------
                                                      2002            2001
                                                ---------------    ---------------
Operations:
     Net investment income (loss)               $       534,643    $       728,873
     Net realized gains (losses) from
          investment transactions                    (1,193,760)          (261,698)
     Net change in unrealized appreciation
          (depreciation) of investments              (1,476,788)        (1,784,423)
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (2,135,905)        (1,317,248)
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                1,189,205          1,177,514
     Surrender benefits                                 (32,105)           (24,974)
     Net transfers                                   (1,976,153)        (1,805,977)
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                    (17,523)           (17,850)
     Annuity benefits                                (2,281,738)        (2,024,184)
                                                ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities      (3,118,314)        (2,695,471)
                                                ---------------    ---------------
     Total increase (decrease) in net asset          (5,254,219)        (4,012,719)
NET ASSETS:
  Beginning of year                                  21,287,981         25,300,700
                                                ---------------    ---------------
   END OF YEAR                                  $    16,033,762    $    21,287,981
                                                ===============    ===============

                                                                                       V.I. CAPITAL       HIGH INCOME
                                                        EMERGING MARKETS               APPRECIATION           BOND
                                                     (INT'L) PORTFOLIO++++               FUND (b)^        FUND II (b)#
                                                ----------------------------------    ---------------    ---------------
                                                     2002               2001               2002               2002
                                                ---------------    ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)               $      (161,862)   $      (100,423)   $          (101)   $        (2,209)
     Net realized gains (losses) from
          investment transactions                      (222,735)          (125,591)            (5,262)              (598)
     Net change in unrealized appreciation
          (depreciation) of investments                (665,641)          (688,118)            (1,776)            38,737
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                  (1,050,238)          (914,132)            (7,139)            35,930
                                                ---------------    ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                  941,912          1,139,979                  -                  -
     Surrender benefits                                 (20,672)           (16,190)                 -                  -
     Net transfers                                     (652,742)          (285,695)            83,710          1,800,169
     Considerations for supplementary
          contracts with life                                 -                  -                  -                  -
     Payments for supplementary
          contracts with life                                 -                  -                  -                  -
     Contract administration charges                    (12,358)           (11,097)                 -                  -
     Annuity benefits                                (1,231,003)          (886,528)            (1,868)           (17,853)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                  (974,863)           (59,531)            81,842          1,782,316
                                                ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets         (2,025,101)          (973,663)            74,703          1,818,246
NET ASSETS:
  Beginning of year                                  10,373,130         11,346,793                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   END OF YEAR                                  $     8,348,029    $    10,373,130    $        74,703    $     1,818,246
                                                ===============    ===============    ===============    ===============

                                               FINANCIAL SERVICES    HEALTH CARE
                                                    FUND (b)@         FUND (b)@
                                               ------------------  ---------------
                                                     2002               2002
                                               ------------------  ---------------
Operations:
     Net investment income (loss)               $          (210)   $          (587)
     Net realized gains (losses) from
          investment transactions                        14,380              1,237
     Net change in unrealized appreciation
          (depreciation) of investments                     336                  7
                                                ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                      14,506                657
                                                ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                        -              7,607
     Surrender benefits                                       -                  -
     Net transfers                                       (7,922)            (5,932)
     Considerations for supplementary
          contracts with life                                 -                  -
     Payments for supplementary
          contracts with life                                 -                  -
     Contract administration charges                          -                  -
     Annuity benefits                                      (432)            (1,642)
                                                ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                    (8,354)                33
                                                ---------------    ---------------
     Total increase (decrease) in net assets              6,152                690
NET ASSETS:
  Beginning of year                                           -                  -
                                                ---------------    ---------------
   END OF YEAR                                  $         6,152    $           690
                                                ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                MEKROS               NOVA               OTC
                                                               FUND (b)@           FUND (b)@          FUND (b)@
                                                            ---------------    ---------------    ---------------
                                                                 2002               2002               2002
                                                            ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)                           $           (36)   $          (189)   $          (167)
     Net realized gains (losses) from
          investment transactions                                    22,674             (3,478)             2,158
     Net change in unrealized appreciation
          (depreciation) of investments                             (19,861)                (4)                 -
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   2,777             (3,671)             1,991
                                                            ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                7,836              7,607                  -
     Surrender benefits                                                   -                  -                  -
     Net transfers                                                  807,212             (1,239)            (1,047)
     Considerations for supplementary
          contracts with life                                             -                  -                  -
     Payments for supplementary
          contracts with life                                             -                  -                  -
     Contract administration charges                                      -                  -                  -
     Annuity benefits                                                (1,166)            (2,697)              (944)
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities                     813,882              3,671             (1,991)
                                                            ---------------    ---------------    ---------------
      Total increase (decrease)  in net assets                      816,659                  -                  -
NET ASSETS:
  Beginning of year                                                       -                  -                  -
                                                            ---------------    ---------------    ---------------
   END OF YEAR                                              $       816,659    $             -    $             -
                                                            ===============    ===============    ===============

                                                              TECHNOLOGY             URSA
                                                               FUND (b)@           FUND (b)@
                                                            ---------------    ---------------
                                                                 2002                2002
                                                            ---------------    ---------------
Operations:
     Net investment income (loss)                           $          (194)   $            (2)
     Net realized gains (losses) from
          investment transactions                                     3,150                  -
     Net change in unrealized appreciation
          (depreciation) of investments                                  19                  -
                                                            ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   2,975                 (2)
                                                            ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                    -                  -
     Surrender benefits                                                   -                  -
     Net transfers                                                   (2,121)                 2
     Considerations for supplementary
          contracts with life                                             -                  -
     Payments for supplementary
          contracts with life                                             -                  -
     Contract administration charges                                      -                  -
     Annuity benefits                                                  (854)                 -
                                                            ---------------    ---------------
Net increase (decrease) in net assets
     resulting from variable annuity activities                      (2,975)                 2
                                                            ---------------    ---------------
      Total increase (decrease)  in net assets                            -                  -
NET ASSETS:
  Beginning of year                                                       -                  -
                                                            ---------------    ---------------
   END OF YEAR                                              $             -    $             -
                                                            ===============    ===============

                                                            U.S. GOVERNMENT    U.S. GOVERNMENT
                                                                 BOND            MONEY MARKET       UTILITIES
                                                               FUND (b)@          FUND (b)@         FUND (b)@
                                                            ---------------    ---------------    ---------------
                                                                2002                2002               2002
                                                            ---------------    ---------------    ---------------
Operations:
     Net investment income (loss)                           $           529    $        (6,815)   $          (192)
     Net realized gains (losses) from
          investment transactions                                     3,182                  -            (14,748)
     Net change in unrealized appreciation
          (depreciation) of investments                                (409)                 -                813
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   3,302             (6,815)           (14,127)
                                                            ---------------    ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                                7,237          3,708,900                  -
     Surrender benefits                                                   -                  -                  -
     Net transfers                                                   74,797         (2,853,194)           101,606
     Considerations for supplementary
          contracts with life                                             -                  -                  -
     Payments for supplementary
          contracts with life                                             -                  -                  -
     Contract administration charges                                      -                  -                  -
     Annuity benefits                                                  (367)            (1,514)            (2,433)
                                                            ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                                81,667            854,192             99,173
                                                            ---------------    ---------------    ---------------
     Total increase (decrease)  in net assets                        84,969            847,377             85,046
NET ASSETS:
  Beginning of year                                                       -                  -                  -
                                                            ---------------    ---------------    ---------------
  END OF YEAR                                               $        84,969    $       847,377    $        85,046
                                                            ===============    ===============    ===============

                                                            EQUITY INCOME     INTERNATIONAL STOCK
                                                           PORTFOLIO II (b)~     PORTFOLIO (b)|
                                                           -----------------  -------------------
                                                                 2002                 2002
                                                           -----------------  -------------------
Operations:
     Net investment income (loss)                           $           367    $          (683)
     Net realized gains (losses) from
          investment transactions                                      (277)               938
     Net change in unrealized appreciation
          (depreciation) of investments                               1,303                239
                                                            ---------------    ---------------
Net increase (decrease) in net assets
          resulting from operations                                   1,393                494
                                                            ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
     Purchase payments                                               12,064              2,411
     Surrender benefits                                                   -                  -
     Net transfers                                                   46,679                  9
     Considerations for supplementary
          contracts with life                                             -                  -
     Payments for supplementary
          contracts with life                                             -                  -
     Contract administration charges                                      -                  -
     Annuity benefits                                                  (637)              (159)
                                                            ---------------    ---------------
Net increase (decrease) in net assets resulting
     from variable annuity activities                                58,106              2,261
                                                            ---------------    ---------------
     Total increase (decrease)  in net assets                        59,499              2,755
NET ASSETS:
  Beginning of year                                                       -                  -
                                                            ---------------    ---------------
   END OF YEAR                                              $        59,499    $         2,755
                                                            ===============    ===============

(a)         FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b)         FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR
            INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+           INVESTMENT IN PENN SERIES FUNDS, INC.
++          INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++         INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
            FUNDS I AND II
++++        INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^           INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
#           INVESTMENT IN FEDERATED INSURANCE SERIES
@           INVESTMENT IN RYDEX VARIABLE TRUST
~           INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
|           INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1.   SIGNIFICANT ACCOUNTING POLICIES
   The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

     GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and contract transactions during 2002 and 2001. Actual results could differ with those estimates.

     INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"):
Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Morgan Stanley, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2002 presentation.

NOTE 2.   PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2002:

                                                                           PURCHASES        SALES
                                                                           ---------        -----
Money Market Fund                                                        $ 226,755,363   $ 219,861,585
Quality Bond Fund                                                           29,861,801      15,480,558
High Yield Bond Fund                                                        21,369,595      19,141,974
Growth Equity Fund                                                           5,386,551      38,016,237
Large Cap Value Fund                                                        14,322,715      25,636,431
Flexibly Managed Fund                                                       87,772,980      62,581,139
International Equity Fund                                                  142,869,786     158,745,534
Small Cap Value Fund                                                        17,396,549      14,218,995
Emerging Growth Fund                                                        13,369,046      29,311,269
Limited Maturity Bond Fund                                                  22,958,533       8,591,192
Index 500 Fund                                                              13,563,645      22,258,735
Mid Cap Growth Fund                                                          5,381,725       5,581,287
Mid Cap Value Fund                                                           6,116,765       7,462,418
Large Cap Growth Fund                                                        2,464,634         706,508
Strategic Value Fund                                                         2,650,183         665,428
REIT Fund                                                                    2,823,604         787,967
Balanced Portfolio                                                           5,527,502      10,971,529
Equity Income Portfolio                                                     55,610,504      58,510,536
Growth Portfolio                                                            12,257,853      35,983,081
Asset Manager Portfolio                                                      3,564,160       7,343,262
Emerging Markets Equity (Int'l) Portfolio                                   22,266,308      23,626,574
V.I. Capital Appreciation Fund                                                 221,569         145,024
High Income Bond Fund II                                                     2,599,695         818,227
Financial Services Fund                                                        858,025         851,784
Health Care Fund                                                               678,168         677,015
Mekros Fund                                                                  2,260,257       1,422,736
Nova Fund                                                                      206,117         206,028
OTC Fund                                                                        90,744          90,583
Technology Fund                                                                134,825         134,682
Ursa Fund                                                                      104,831         104,831
U.S. Government Bond Fund                                                      200,409         114,985
U.S. Government Money Market Fund                                            8,297,299       7,444,057
Utilities Fund                                                                 486,379         402,010
Equity Income Portfolio II                                                     209,577         151,239
International Stock Portfolio                                                2,513,991       2,510,757

NOTE 3.   CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily as follows:

                                      MINIMUM              MAXIMUM
PRODUCTS                               RATE                 RATE *       ANNUAL CONTRACT ADMINISTRATION CHARGES
---------------------------    --------------------       ---------     --------------------------------------------------
Diversifier II/Optimizer               1.25%                 None       $30 maximum contract charges
Commander                              1.40%**               2.50%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Penn Freedom                           1.45%**               2.40%      $40 or 2% of the Account Values, whichever is less

                                                                        or none if the Account Value GREATER THAN $100,000
Olympia XT                             1.40%**               2.25%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Pennant Select                         1.35%**               2.30%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Olympia XT Advisor                     1.40%**               2.00%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000
Penn Freedom Advisor                   1.60%**               2.20%      $40 or 2% of the Account Values, whichever is less
                                                                        or none if the Account Value GREATER THAN $100,000

** INCLUDING 0.15% CONTRACT ADMINISTRATION CHARGE AS PERCENTAGE OF VARIABLE
   ACCOUNT VALUE.

*  MAXIMUM CHARGES FOR CONTRACT RIDERS

SURRENDER CHARGE PERIODS :
--------------------------
Diversifier II/Optimizer              8  Years for the first purchase
                                     11  Years after the first purchase
Commander                             1  Year
Penn Freedom                          5  Years
Olympia XT                           10  Years
Pennant Select                        8  Years
Olympia XT Advisor                    9  Years
Penn Freedom Advisor                  5  Years

     If a policy is surrendered within the surrender charge periods, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

NOTE 4.  UNIT VALUES

The accumulation units and accumulation unit values are as follows:

                             DECEMBER 31, 2000              DECEMBER 31, 2001                    DECEMBER 31, 2002
                             -----------------              -----------------                    -----------------
                                   ENDING                                     ENDING                                ENDING
                                    UNIT             UNITS       UNITS         UNIT         UNITS       UNITS        UNIT
                                  BALANCE          PURCHASED   REDEEMED       BALANCE     PURCHASED    REDEEMED     BALANCE
                                  -------          ---------   --------       -------     ---------    --------     -------
Money Market Fund                 2,500,886       14,118,453  (13,011,270)   3,608,070   319,949,305  (19,088,371)    4,469,004
Quality Bond Fund                 1,812,036        1,905,124     (404,123)    3,313,037    2,152,420     (916,387)    4,549,069
High Yield Bond Fund              1,305,664          533,954     (298,902)    1,540,716    1,387,231   (1,191,616)    1,736,331
Growth Equity Fund                3,735,244        1,221,975     (866,019)    4,091,200      728,140   (1,046,455)    3,772,885
Large Cap Value Fund              4,001,850          970,841     (618,853)    4,353,837      994,179     (854,498)    4,493,519
Flexibly Managed Fund             4,678,931        3,044,588   (1,356,992)    6,366,526    4,317,853   (2,029,838)    8,654,541
International Equity Fund         4,463,430        2,587,809   (2,896,441)    4,154,798   17,613,670  (18,155,106)    3,613,362
Small Cap Value Fund              1,962,771        1,139,736     (318,717)    2,783,790    1,080,794     (893,539)    2,971,045
Emerging Growth Fund              2,925,342          665,956     (649,829)    2,941,469    1,048,013   (1,263,279)    2,726,204
Limited Maturity Bond Fund          480,373          342,425      (99,343)      723,454    1,862,858     (713,169)    1,873,144
Index 500 Fund                    6,840,460        1,597,860   (1,251,381)    7,186,939    1,524,998   (1,774,316)    6,937,621
Mid Cap Growth Fund               1,849,369        1,171,397     (519,783)    2,500,983      962,845     (505,981)    2,957,847
Mid Cap Value Fund                1,972,494          720,763     (238,159)    2,455,097      500,479     (535,199)    2,420,377
Large Cap Growth Fund                     -                -            -             -      285,124      (82,961)      202,163
Strategic Value Fund                      -                -            -             -      384,888     (155,535)      229,353

REIT Fund                                 -                -            -             -      403,756     (188,241)      215,515
Balanced Portfolio                2,551,464          652,585     (665,246)    2,538,803      458,778     (704,026)    2,293,554
Equity Income Portfolio           4,083,145        7,404,541   (7,030,867)    4,456,819    5,078,023   (5,055,884)    4,478,957
Growth Portfolio                  7,531,284        4,900,724   (4,730,384)    7,701,624    1,366,685   (1,774,626)    7,293,683
Asset Manager Portfolio           1,564,332          267,828     (360,104)    1,472,056      282,928     (465,876)    1,289,108
Emerging Markets Equity
  (Int'l) Portfolio               1,323,416          287,523     (336,900)    1,274,039    2,072,212   (2,191,326)    1,154,926
V.I. Capital Appreciation Fund            -                -            -             -        9,754         (416)        9,339
High Income Bond Fund II                  -                -            -             -      231,599      (42,922)      188,677
Financial Services Fund                   -                -            -             -       79,449      (79,362)           87
Health Care Fund                          -                -            -             -       61,459      (61,459)            -
Mekros Fund                               -                -            -             -      313,660     (181,763)      131,896
Nova Fund                                 -                -            -             -       16,112      (16,112)            -
OTC Fund                                  -                -            -             -       10,820      (10,820)            -
Technology Fund                           -                -            -             -       11,495      (11,495)            -
Ursa Fund                                 -                -            -             -        9,171       (9,171)            -
U.S. Government Bond Fund                 -                -            -             -       11,736       (4,603)        7,133
U.S. Government Money
  Market Fund                             -                -            -             -      875,642     (790,307)       85,335
Utilities Fund                            -                -            -             -       33,923      (22,348)       11,574
Equity Income Portfolio II                -                -            -             -       23,845      (16,663)        7,182
International Stock Portfolio             -                -            -             -      265,872     (265,528)          344

NOTE 5.  FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                          AT DECEMBER 31, 2002                      FOR THE YEAR ENDED DECEMBER 31, 2002
                            ----------------------------------------------  ----------------------------------------------------
                                                  UNIT                         INVESTMENT       EXPENSE             TOTAL
                                  UNITS        FAIR VALUE       NET ASSETS  INCOME RATIO*(%)   RATIO**(%)        RETURN***(%)
                            ----------------------------------------------  ----------------------------------------------------
Money Market Fund               4,469,004    10.02 to 22.62     61,140,043        1.62        1.25 to 1.60      0.18 to 0.39
Quality Bond Fund               4,549,069    10.25 to 26.93     72,855,250        4.21        1.25 to 1.60      2.54 to 3.97
High Yield Bond Fund            1,736,331    10.07 to 36.58     38,404,939        9.69        1.25 to 1.60      .72 to 2.12
Growth Equity Fund              3,772,885     4.57 to 61.60     55,695,593           -        1.25 to 1.60   (35.81) to (34.72)
Large Cap Value Fund            4,493,519     8.45 to 36.32    105,567,134        1.46        1.25 to 1.60   (16.14) to (15.54)
Flexibly Managed Fund           8,654,541     9.98 to 81.75    316,311,084        2.70        1.25 to 1.60    (0.48) to (0.23)
International Equity Fund       3,613,362     7.11 to 15.56     46,699,863        0.13        1.25 to 1.60   (11.20) to (9.01)
Small Cap Value Fund            2,971,045     8.08 to 14.94     37,638,107           -        1.25 to 1.60   (19.15) to (17.80)
Emerging Growth Fund            2,726,204     5.83 to 17.47     37,449,493           -        1.25 to 1.60   (42.89) to (41.75)
Limited Maturity Bond Fund      1,873,144    10.39 to 14.50     23,799,691        3.39        1.25 to 1.60      3.88 to 4.94
Index 500 Fund                  6,937,621     7.09 to 10.97     62,482,741        1.25        1.25 to 1.60   (23.36) to (22.67)
Mid Cap Growth Fund             2,957,847      4.08 to 8.78     17,347,508           -        1.25 to 1.60   (33.84) to (33.43)
Mid Cap Value Fund              2,420,377     9.13 to 13.91     30,707,903        0.54        1.25 to 1.60   (10.68) to (8.73)
Large Cap Growth Fund             202,163      8.36 to 8.37      1,690,984        0.74        1.25 to 1.60   (16.41) to (16.30)
Strategic Value Fund              229,353      8.49 to 8.50      1,949,037        0.75        1.25 to 1.60   (15.08) to (14.97)
REIT Fund                         215,515      9.15 to 9.17      1,974,493        4.37        1.25 to 1.60    (8.45) to (8.33)
Balanced Portfolio              2,293,554     8.36 to 15.00     27,157,504        2.71        1.25 to 1.60   (21.82) to (12.59)

Equity Income Portfolio         4,478,957     8.33 to 16.24     57,274,939        1.74        1.25 to 1.60   (18.10) to (16.74)
Growth Portfolio                7,293,683     6.66 to 15.75     84,456,849        0.26        1.25 to 1.60   (31.08) to (30.60)
Asset Manager Portfolio         1,289,108     8.85 to 15.19     16,033,762        4.23        1.25 to 1.60   (8.53) to (11.33)
Emerging Markets Equity
(Int'l) Portfolio               1,154,926      6.48 to 9.41      8,348,029           -        1.25 to 1.60   (12.54) to (10.03)
V.I. Capital Appreciation
  Fund                              9,339      7.99 to 8.00         74,703           -        1.25 to 1.60   (20.08) to (19.98)
High Income Bond Fund II          188,677      9.63 to 9.64      1,818,246           -        1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                87      7.97 to 7.98          6,152        0.28        1.25 to 1.60   (20.32) to (20.22)
Health Care Fund                        -      8.49 to 8.50            690           -        1.25 to 1.60   (15.08) to (14.98)
Mekros Fund                       131,896      6.16 to 6.17        816,659        0.38        1.25 to 1.60   (38.39) to (38.31)
Nova Fund                               -      6.97 to 6.98              -           -        1.25 to 1.60   (30.32) to (30.23)
OTC Fund                                -      7.68 to 7.69              -           -        1.25 to 1.60   (23.20) to (23.11)
Technology Fund                         -      7.51 to 7.52              -           -        1.25 to 1.60   (24.93) to (24.84)
Ursa Fund                               -    11.53 to 11.55              -           -        1.25 to 1.60     15.34 to 15.48
U.S. Government Bond Fund           7,133    11.90 to 11.92         84,969        2.27        1.25 to 1.60     19.02 to 19.17
U.S. Government Money
  Market Fund                      85,335      9.93 to 9.94        847,377        0.14        1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                     11,574      7.07 to 7.08         85,046           -        1.25 to 1.60   (29.29) to (29.20)
Equity Income Portfolio II          7,182      8.24 to 8.26         59,499        0.67        1.25 to 1.60   (17.59) to (17.42)
International Stock
  Portfolio                           344      7.90 to 7.92          2,755        0.01        1.25 to 1.60   (19.99) to (19.89)

                                            AT DECEMBER 31, 2001                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                ------------------------------------------   ----------------------------------------------------
                                                                                  INCOME
                                                                             INVESTMENT RATIO*     EXPENSE
                                  UNITS      UNIT FAIR VALUE   NET ASSETS           (%)          RATIO** (%)    TOTAL RETURN*** (%)
                                ------------------------------------------   ----------------------------------------------------
Money Market Fund               3,608,070    11.08 to 22.53     54,541,534         3.75         1.25 to 1.40       2.54 to 2.70
Quality Bond Fund               3,313,037    11.71 to 25.90     57,852,474         5.51         1.25 to 1.40       7.10 to 7.56
High Yield Bond Fund            1,540,716    10.27 to 35.82     38,243,189         9.17         1.25 to 1.40       5.44 to 5.60
Growth Equity Fund              4,091,200    7.11 to 48.11     102,941,008         0.02         1.25 to 1.40    (26.38) to (26.27)
Large Cap Value Fund            4,353,837    10.50 to 43.24    138,941,170         1.24         1.25 to 1.40     (3.76) to (3.61)
Flexibly Managed Fund           6,366,526    13.82 to 82.03    313,512,063         2.80         1.25 to 1.40       8.75 to 8.92
International Equity Fund       4,154,798    8.00 to 17.49      62,192,792         1.76         1.25 to 1.40    (29.12) to (29.02)
Small Cap Value Fund            2,783,790    12.58 to 18.17     45,012,119         0.10         1.25 to 1.40    (15.30) to (15.12)
Emerging Growth Fund            2,941,469    16.58 to 30.55     72,857,101            -         1.25 to 1.40  (17.01) to (16.88)
Limited Maturity Bond Fund        723,454    11.18 to 13.82      9,198,599         4.43         1.25 to 1.40     (5.31) to (5.15)
Index 500 Fund                  7,186,939    9.25 to 14.29      87,009,307         1.12         1.25 to 1.40    (13.21) to (12.97)
Mid Cap Growth Fund             2,500,983    6.14 to 13.19      23,835,864            -         1.25 to 1.40  (29.11) to (29.01)
Mid Cap Value Fund              2,455,097    12.14 to 15.56     35,380,952         0.72         1.25 to 1.40     (4.51) to (4.37)
Balanced Portfolio              2,538,803    10.68 to 18.33     38,326,219         1.93         1.25 to 1.40    (14.56) to (14.44)
Equity Income Portfolio         4,456,819    10.55 to 19.80     73,821,248         1.68         1.25 to 1.40     (6.28) to (6.14)
Growth Portfolio                7,701,624    9.66 to 22.82     136,091,668         0.08         1.25 to 1.40    (18.79) to (18.67)
Asset Manager Portfolio         1,472,056    9.83 to 16.85      21,287,981         4.45         1.25 to 1.40     (5.42) to (5.28)
Emerging Markets Equity
(Intl) Portfolio                1,274,039    7.20 to 10.47      10,373,130            -         1.25 to 1.40     (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-
      account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 4, 2003

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets

 AS OF DECEMBER 31,                                        2002           2001
-----------------------------------------------------------------------------------
 (IN THOUSANDS)

 ASSETS

Debt securities, at fair value                         $  4,928,419    $  4,674,275
Equity securities, at fair value                             39,940          38,423
Mortgage loans on real estate                                 5,750           6,211
Real estate, net of accumulated depreciation                 17,015          17,753
Policy loans                                                648,106         670,471
Short-term investments                                       35,215          28,474
Other invested assets                                       161,309         164,898
                                                       ------------    ------------
        Total investments                                 5,835,754       5,600,505

Cash and cash equivalents                                    23,455          49,358
Investment income due and accrued                            81,044          94,700
Deferred acquisition costs                                  530,868         537,912
Amounts recoverable from reinsurers                         295,327         272,887
Broker/dealer receivables                                 2,208,282       1,610,159
Goodwill                                                     14,354          14,100
Other assets                                                165,341         122,346
Separate account assets                                   2,180,524       2,530,600
                                                       ------------    ------------

        TOTAL ASSETS                                   $ 11,334,949    $ 10,832,567
                                                       ============    ============

LIABILITIES

Reserves for future policy benefits                    $  2,693,758    $  2,699,938
Other policyholder funds                                  2,496,026       2,445,907
Policyholders' dividends payable                             24,108          28,072
Broker/dealer payables                                    1,909,676       1,197,614
Accrued income tax payable                                  148,079          96,794
Debt                                                         86,046         202,952
Other liabilities                                           252,463         283,890
Separate account liabilities                              2,180,524       2,530,600
                                                       ------------    ------------

        TOTAL LIABILITIES                                 9,790,680       9,485,767
                                                       ------------    ------------

EQUITY

Retained earnings                                         1,332,221       1,259,068
Accumulated other comprehensive income:
    Unrealized appreciation of securities                   217,555          87,732
    Minimum pension liability                                (5,507)              -
                                                       ------------    ------------
        Total accumulated other comprehensive income        212,048          87,732
                                                       ------------    ------------

        TOTAL EQUITY                                      1,544,269       1,346,800
                                                       ------------    ------------

            TOTAL LIABILITIES AND EQUITY               $ 11,334,949    $ 10,832,567
                                                       ============    ============

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                           THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                      2002           2001           2000
--------------------------------------------------------------------------------------------
(IN THOUSANDS)

REVENUES

Premium and annuity considerations                 $   115,830    $   117,916    $   130,127
Policy fee income                                      162,910        149,186        146,200
Net investment income                                  429,723        424,607        449,757
Net realized capital losses                            (39,999)        (7,622)        (8,256)
Broker/dealer fees and commissions                     344,091        361,657        478,321
Other income                                            13,648         26,634         29,825
                                                   -----------    -----------    -----------

TOTAL REVENUE                                        1,026,203      1,072,378      1,225,974
                                                   -----------    -----------    -----------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries       391,124        410,015        409,909
Policyholder dividends                                  52,554         57,155         56,846
Decrease in reserves for future policy benefits        (32,505)       (46,065)       (41,461)
General expenses                                       258,013        248,446        273,310
Broker/dealer sales expense                            193,144        202,370        258,340
Amortization of deferred acquisition costs              78,790         56,105         72,495
                                                   -----------    -----------    -----------

TOTAL BENEFITS AND EXPENSES                            941,120        928,026      1,029,439
                                                   -----------    -----------    -----------

INCOME BEFORE INCOME TAXES                              85,083        144,352        196,535
                                                   -----------    -----------    -----------

Income taxes:
    Current                                             10,307         45,134         49,607
    Deferred                                             1,623          2,544          8,238
                                                   -----------    -----------    -----------

INCOME TAX EXPENSE                                      11,930         47,678         57,845
                                                   -----------    -----------    -----------

    NET INCOME                                     $    73,153    $    96,674    $   138,690
                                                   ===========    ===========    ===========

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                           THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                  ACCUMULATED
                                                     OTHER
                                                 COMPREHENSIVE     RETAINED        TOTAL
                                                 INCOME/(LOSS)     EARNINGS        EQUITY
--------------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 2000                         $   (33,398)   $ 1,023,704    $   990,306

Net income for 2000                                          -        138,690        138,690
Other comprehensive loss, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                 91,980              -         91,980
                                                                                 -----------
Comprehensive income                                                                 230,670
                                                   -----------    -----------    -----------
BALANCE AT DECEMBER 31, 2000                            58,582      1,162,394      1,220,976

Net income for 2001                                          -         96,674         96,674
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                 29,150              -         29,150
                                                                                 -----------
Comprehensive income                                                                 125,824
                                                   -----------    -----------    -----------
BALANCE AT DECEMBER 31, 2001                            87,732      1,259,068      1,346,800

Net income for 2002                                          -         73,153         73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                129,823              -        129,823
    Minimum pension liability                           (5,507)             -         (5,507)
                                                                                 -----------
Comprehensive income                                                                 197,469
                                                   -----------    -----------    -----------
BALANCE AT DECEMBER 31, 2002                       $   212,048    $ 1,332,221    $ 1,544,269
                                                   ===========    ===========    ===========

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                           THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                              2002           2001           2000
----------------------------------------------------------------------------------------------------
(IN THOUSANDS)
       CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                $    73,153    $    96,674    $   138,690
Adjustments to reconcile net income to net cash
provided by operating activities:
  Capitalization of acquisition costs                         (95,672)       (81,488)       (92,100)
  Amortization of deferred acquisition costs                   78,790         56,105         72,495
  Policy fees on universal life and investment
    contracts                                                 (81,771)       (84,662)       (82,557)
  Interest credited on universal life and investmen           113,028        125,601        130,473
  Depreciation and amortization                                (3,955)          (658)         4,440
  Net realized capital losses                                  39,999          7,622          8,256
  Decrease/(increase) in investment income due and
    accrued                                                    13,656           (939)        (4,507)
  Increase in amounts recoverable from reinsurers             (22,440)       (28,884)       (23,156)
  Decrease in reserves for future policy benefits              (6,180)       (15,172)       (20,499)
  (Decrease)/increase in accrued income tax payable           (18,613)         2,350         (2,684)
  Other, net                                                  (23,900)        15,952        (15,259)
                                                          -----------    -----------    -----------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                 66,095         92,501        113,592
                                                          -----------    -----------    -----------

       CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                        2,106,699      1,560,313      2,310,160
  Equity securities                                            64,378         36,388         39,963
  Other                                                         1,057          1,658            742

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                          328,809        245,517        335,882
  Other                                                        13,858         22,815         14,717

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                       (2,457,921)    (1,603,699)    (2,541,312)
  Equity securities                                           (66,892)       (71,112)       (36,824)
  Other                                                       (98,671)       (27,242)       (41,206)

Change in policy loans, net                                    22,365        (17,907)       (10,144)
(Increase)/decrease in short-term investments, net             (6,595)       (23,328)         1,788
Purchases of furniture and equipment, net                     (18,583)       (15,529)        (9,629)
                                                          -----------    -----------    -----------

     NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES     (111,496)       107,874         64,137
                                                          -----------    -----------    -----------

                                   -CONTINUED-

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL
                       PART OF THESE FINANCIAL STATEMENTS

                                      B-37

                    CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts          750,745    $   629,427    $   643,805
Withdrawals from universal life and investment contracts     (634,990)      (704,560)      (747,843)
Transfers to separate accounts                                (93,290)      (101,281)       (67,992)
Issuance/(repayment) of debt                                 (116,906)         8,289       (110,750)
Decrease/(increase) in net broker dealer receivables          113,939         (4,276)        88,954
                                                          -----------    -----------    -----------

     NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES       19,498       (172,401)      (193,826)
                                                          -----------    -----------    -----------

     NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS     (25,903)        27,974        (16,097)

CASH AND CASH EQUIVALENTS
     Beginning of the year                                     49,358         21,384         37,481
                                                          -----------    -----------    -----------
     END OF THE YEAR                                      $    23,455    $    49,358    $    21,384
                                                          ===========    ===========    ===========

                 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
                           THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No.142, certain assets with definite lives of $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS
Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(320) and $208 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges. Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized a realized capital loss of $3,700 in 2002 related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $66,717 and $60,248 at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $10,891, $9,991, and $8,835 for the years ended December 31, 2002, 2001 and 2000 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $813 and $614 as of December 31, 2002 and 2001, respectively. The aggregate amortization expense related to these intangible assets was $199, $199 and $205 in 2002, 2001 and 2000, respectively. Estimated annual amortization expense is $199 for the years 2003 through 2007.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. Goodwill increased by $254 during 2002 due to acquisitions in the broker dealer segment. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the years ended December 31:

                                                                2001           2000
                                                            ------------   ------------

     Net income, as reported                                $     96,674   $    138,690
     Goodwill amortization, net of tax                               403            714
                                                            ------------   ------------
     Adjusted net income                                    $     97,077   $    139,404
                                                            ============   ============

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2002, participating insurance expressed as a percentage of insurance in force is 94%, and as a percentage of premium income is 92%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2002.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION
Certain 2001 and 2000 amounts have been reclassified to conform with 2002 presentation.

2.  INVESTMENTS:
DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $55,028 and $41,265 as of December 31, 2002 and 2001, respectively.

                                                             DECEMBER 31, 2002
                                             -------------------------------------------------
                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                                COST        GAINS        LOSSES       VALUE
                                             -------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities        $  160,753   $    5,343   $        -   $  166,096
Foreign governments                              14,985        3,654            -       18,639
Corporate securities                          2,097,286      288,888       64,308    2,321,866
Mortgage and other asset-backed securities    2,267,929      165,400       11,511    2,421,818
                                             ----------   ----------   ----------   ----------
     Total bonds                              4,540,953      463,285       75,819    4,928,419
Redeemable preferred stocks                           -            -            -            -
                                             ----------   ----------   ----------   ----------
     TOTAL                                   $4,540,953   $  463,285   $   75,819   $4,928,419
                                             ==========   ==========   ==========   ==========

                                                             DECEMBER 31, 2001
                                             -------------------------------------------------
                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                                COST        GAINS        LOSSES       VALUE
                                             -------------------------------------------------

U.S. Treasury securities and U.S.
     Government and agency securities        $  158,696   $    8,516   $        -   $  167,212

Foreign governments                              19,954        2,259            -       22,213
Corporate securities                          2,473,923      108,753       61,523    2,521,153
Mortgage and other asset-backed securities    1,866,830      101,748        4,996    1,963,582
                                             ----------   ----------   ----------   ----------
     Total bonds                              4,519,403      221,276       66,519    4,674,160
Redeemable preferred stocks                         120            -            5          115
                                             ----------   ----------   ----------   ----------
     TOTAL                                   $4,519,523   $  221,276   $   66,524   $4,674,275
                                             ==========   ==========   ==========   ==========

The following table summarizes the amortized cost and fair value of debt securities, as of December 31, 2002 by contractual maturity.

                                                     AMORTIZED
     Years to maturity:                                COST       FAIR VALUE
                                                     ----------   ----------
     One or less                                     $   33,093   $   33,908
     After one through five                             543,477      591,937
     After five through ten                             826,856      993,471
     After ten                                          869,598      887,285
     Mortgage and other asset-backed securities       2,267,929    2,421,818
                                                     ----------   ----------
          Total bonds                                 4,540,953    4,928,419
     Redeemable preferred stocks                              -            -
                                                     ----------   ----------
          TOTAL                                      $4,540,953   $4,928,419
                                                     ==========   ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.1 years.

At December 31, 2002, the Company held $2,421,818 in structured securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $2,019,595 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $402,223. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $2,008,917 are rated AAA and include $34,160 of interest-only tranches. As of December 31, 2002 and 2001, the Company's investments included $190,272 and $243,325, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 12% and 18% of equity at December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the finance industry of $535,811 representing 11% of the total debt portfolio.

Proceeds during 2002, 2001 and 2000 from sales of available-for-sale securities were $2,106,699, $1,560,313, and $2,323,718, respectively. Gross gains and gross losses realized on those sales were $79,510 and $50,260, respectively, during 2002, $49,864 and $18,202, respectively, during 2001 and $27,008 and $29,537, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $46,012, $26,468, and $11,658, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $368,833 and $351,726, respectively, were less than investment grade. At December 31, 2002 and 2001, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $0 and non-income producing debt securities totaled $9,367 and $0, respectively.
Income is not being accrued on these securities.

EQUITY SECURITIES
During 2002, 2001 and 2000, the proceeds from sales of equity securities amounted to $64,378, $36,388, and $39,963, respectively. The gross gains and gross losses realized on those sales were $431 and $428, $1,430 and $840, and $3,872 and $833, for 2002, 2001 and 2000, respectively.

The cost basis of equity securities is $40,555 and $38,038 as of December 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $2 and $558, respectively, and gross unrealized losses of $3 and $173, respectively, as of December 31, 2002 and 2001.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,083 and $6,357 at December 31, 2002 and 2001, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income for the years ended December 31.

                                                                        2002          2001          2000
                                                                    -----------   -----------   -----------
          Debt securities                                           $   378,290   $   362,519   $   366,177

          Equity securities                                               3,238         2,642           248

          Mortgage loans                                                    506         2,124         2,129

          Real estate                                                     2,209         2,209         2,209

          Policy loans                                                   42,295        45,684        42,562

          Short-term investments                                          1,525         2,734         2,158

          Other invested assets                                           9,053        12,641        41,554
                                                                    -----------   -----------   -----------
          Gross investment income                                       437,116       430,553       457,037

             Less: Investment expense                                     7,393         5,946         7,280
                                                                    -----------   -----------   -----------
          Investment income, net                                    $   429,723   $   424,607   $   449,757
                                                                    ===========   ===========   ===========

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31.

                                                                       2002           2001           2000
                                                                    -----------    -----------    -----------
          Debt securities                                           $   (16,762)   $     5,194    $   (14,187)

          Equity securities                                                   3            590          3,039

          Mortgage loans                                                      -            (31)         1,500

          Real estate                                                         -            (28)         4,366

          Other invested assets                                         (24,966)       (13,630)        (4,721)

          Amortization of deferred acquisition costs                      1,726            283          1,747
                                                                    -----------    -----------    -----------
          Net realized losses                                       $   (39,999)   $    (7,622)   $    (8,256)
                                                                    ===========    ===========    ===========

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.

                                                              2002           2001           2000
                                                          -----------    -----------    -----------
Unrealized gains/(losses):
    Debt securities                                       $   232,714    $    98,989    $   149,651
    Equity securities                                          (1,000)        (1,023)           283
    Other                                                      (8,809)       (32,738)        25,090
                                                          -----------    -----------    -----------
                                                              222,905         65,228        175,024
                                                          -----------    -----------    -----------
Less:
    Deferred policy acquisition costs                         (23,184)       (20,424)       (33,489)
    Deferred income taxes                                     (69,898)       (15,654)       (49,555)
                                                          -----------    -----------    -----------
Net change in unrealized gains/(losses)                   $   129,823    $    29,150    $    91,980
                                                          ===========    ===========    ===========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                                  2002          2001           2000
                                                          -----------    -----------    -----------
Unrealized holding gains arising
  during period                                           $   146,142    $    26,113    $   101,844
Reclassification adjustment for gains/(losses)
  included in net income                                       16,319         (3,037)         9,864
                                                          -----------    -----------    -----------
Unrealized gains on investments, net
  of reclassification adjustment                          $   129,823    $    29,150    $    91,980
                                                          ===========    ===========    ===========

Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense/(benefits) of $(8,787), $1,635, and $(5,311), respectively, and $(10,361), $1,480, and
$(7,581), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.

                                                      2002                      2001
                                             -----------------------   -----------------------
                                              CARRYING       FAIR       CARRYING      FAIR
                                                VALUE        VALUE       VALUE        VALUE
                                             ----------- -----------   ----------- -----------
FINANCIAL ASSETS:
  Debt securities, available for sale        $4,928,419   $4,928,419   $4,674,275   $4,674,275
  Equity securities
     Common stock                                 6,815        6,815          517          517
     Non-redeemable preferred stocks             33,125       33,125       37,906       37,906
  Mortgage loans                                  5,750        6,753        6,211        7,967
  Policy loans                                  648,106      626,352      670,471      644,378
  Short-term investments                         35,215       35,215       28,474       28,474
  Other invested assets                         161,309      161,309      164,898      164,898
  Cash and cash equivalents                      23,455       23,455       49,358       49,358
  Separate account assets                     2,180,524    2,180,524    2,530,600    2,530,600

FINANCIAL LIABILITIES:
  Investment-type contracts
     Individual annuities                       803,061      823,920   $  740,569   $  754,822
     Group annuities                             42,762       43,901       39,937       41,228
     Other policyholder funds                   283,598      283,598      283,577      283,577
                                             ----------   ----------   ----------   ----------
  Total policyholder funds                    1,129,420    1,151,419    1,064,083    1,079,627
  Policyholder's dividends payable               24,108       24,108       28,072       28,072
  Debt                                           86,046       86,046      202,952      202,952
  Separate account liabilities                2,180,524    2,180,524    2,530,600    2,530,600

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2002 and 2001, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $0 and a fair value of $8,545 and $0 as of December 31, 2002 and 2001, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $48,972 and $219,820 as of December 31, 2002 and 2001, respectively.

5.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                             2002         2001
                                                          ----------   ----------
          DEFERRED TAX ASSETS:
             Future policy benefits                       $   88,878       88,247
             Policyholders' dividends payable                  8,391        9,503
             Investment losses                                19,285       15,226
             Employee benefit liabilities                     27,488       31,035
             Other                                            28,661       18,068
                                                          ----------   ----------
                Total deferred tax asset                     172,703      162,079
                                                          ----------   ----------
          DEFERRED TAX LIABILITIES:
             Deferred acquisition costs                      159,591      156,242
             Unrealized investment gains                     117,523       47,625
             Other                                            30,970       25,276
                                                          ----------   ----------
                Total deferred tax liability                 308,084      229,143
                                                          ----------   ----------
          Net deferred tax liability
                                                             135,381       67,064
          Tax currently payable                               12,698       29,730
                                                          ----------   ----------
          ACCRUED INCOME TAX PAYABLE                      $  148,079   $   96,794
                                                          ==========   ==========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                       2002           2001           2000
                                                                    -----------    -----------    -----------
          Tax expense at 35%                                        $    29,779    $    50,524    $    68,787
          Increase /(decrease) in income taxes
          resulting from:
             Differential earnings amount                               (22,098)             -              -
             Dividends received deduction                                (2,856)        (3,143)       (13,042)
             Other                                                        7,105            297          2,100
                                                                    -----------    -----------    -----------
          INCOME TAX EXPENSE                                        $    11,930    $    47,678    $    57,845
                                                                    ===========    ===========    ===========

Cash paid for federal income taxes in 2002, 2001, and 2000 was $28,400, $48,500, and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                          PENSION BENEFITS            OTHER BENEFITS
                                                      -----------------------   -----------------------
                                                         2002         2001         2002         2001
                                                      ----------   ----------   ----------   ----------
         Benefit Obligation                           $ (108,339)  $  (93,345)  $  (22,362)  $  (18,330)
         Fair value of plan assets                        64,271       53,236            -            -
                                                      ----------   ----------   ----------   ----------
         Funded Status                                $  (44,068)  $  (40,109)  $  (22,362)  $  (18,330)
                                                      ==========   ==========   ==========   ==========

         Amounts recognized in the consolidated
           balance sheet:
             Accrued benefit liability                $  (26,981)  $  (31,681)  $  (36,947)  $  (39,323)
             Intangible assets                             1,001            -            -            -
             Accumulated other comprehensive
               income                                      8,476            -            -            -
                                                      ----------   ----------   ----------   ----------
                                                      $  (17,504)  $  (31,681)  $  (36,947)  $  (39,323)
                                                      ==========   ==========   ==========   ==========

The change in the minimum pension liability of $8,476 is reflected in accumulated other comprehensive income net of tax of $2,969.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,875, $24,919, and $0, respectively, as of December 31, 2002.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                           PENSION BENEFITS               OTHER BENEFITS
                                                       ------------------------    ------------------------
                                                          2002          2001          2002          2001
                                                       ----------    ----------    ----------    ----------

          Discount rate                                      7.00%         7.25%         7.00%         7.25%
          Expected return on plan assets                     8.00%         8.00%            -             -
          Rate of compensation increase                      4.50%         4.50%         4.00%         5.50%

At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5.00% For 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2005. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                           PENSION BENEFITS             OTHER BENEFITS
                                                       ------------------------    ------------------------
                                                          2002          2001          2002          2001
                                                       ----------    ----------    ----------    ----------
          Benefit cost (savings) recognized in         $    6,870    $    4,621    $   (753)   $     (947)
             consolidated income statement
          Change in minimum pension
             liability recognized in other
             comprehensive income                           8,476             -            -             -

          Employer contribution                            21,048         1,807        1,623         1,569

          Plan participants' contribution                       -            -            -             -

          Benefits paid                                     4,151        3,928        1,623         1,569

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2002, 2001 and 2000, the expense recognized for these plans was $6,904, $8,131, and $14,223, respectively. The fair value of the defined contribution plans' assets at december 31, 2002 and 2001 was $244,633 and $277,029, respectively.

At December 31, 2002 and 2001, $132,438 and $137,686, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7.  REINSURANCE:
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure rhat amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                ASSUMED      CEDED TO
                                                    GROSS      FROM OTHER     OTHER         NET
                                                    AMOUNT     COMPANIES    COMPANIES     AMOUNT
                                                -------------  ----------  -----------  ------------
     DECEMBER 31, 2002:

       Life Insurance in Force                  $ 42,692,642   $   54,563  $13,532,242  $ 29,214,963
       Premiums                                      144,868            -       29,038       115,830
       Benefits                                      437,174            -       46,050       391,124
       Reserves                                    5,189,689           95      295,327     4,894,457

     DECEMBER 31, 2001:

       Life Insurance in Force                  $ 39,520,167      308,064  $11,799,979  $ 28,028,252
       Premiums                                      145,626            -       27,710       117,916
       Benefits                                      443,863            -       33,848       410,015
       Reserves                                    5,145,665          180      272,671     4,873,174

During 2000, the Company had gross premiums of $153,853, ceded premiums of $23,726, gross benefits of $442,273, assumed benefits of $7,272, and ceded benefits of $39,636. Reinsurance receivables with a carrying value of $277,610 and $253,919 were associated with a single reinsurer at December 31, 2002 and 2001, respectively.

8.  DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 were collateralized by customer-owned securities valued at approximately $186,810. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2002 and 2001, the weighted average interest rates on these borrowings were 2.01% and 3.61% respectively.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 1999, the Company entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD (the Reinsurers) to cede its risk associated with the disability income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers and the assets were placed in a trust, which names the Company as beneficiary. As of December 31, 2002 and 2001, the Company had a reinsurance recoverable from the Reinsurers of $197,972 and $178,068, respectively, which was secured by securities and other assets with a market value of $200,404 and $174,226, respectively, held in trust.

During 2000, the Reinsurers failed to perform their obligations required under the reinsurance agreement and notified the company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the reinsurers. In addition, because the Company has access to trust assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $82,746 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949 as of December 31, 2001.

The combined insurance companies' statutory capital and surplus at December 31, 2002 and 2001 was $806,099 and $762,405, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000, was $39,411, $56,776, and $122,792, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.

                                       /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2003

                                     PART C

                                OTHER INFORMATION

     ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

                   (a)   Financial Statements included in Part B:


                         Financial Statements of Penn Mutual Variable Annuity Account III:

                         Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - December 31, 2002
                         Statements of Changes in Net Assets - For the years ended December 31, 2002 and 2001
                         Notes to Financial Statements
                         Report of Independent Auditors


                         Financial Statements of The Penn Mutual Life Insurance
                         Company:


                         Consolidated Balance Sheets for the years ended December 31, 2002 and 2001
                         Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000
                         Consolidated Statements of Changes in Equity for the years ended December 31, 2002, 2001, and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
                         Notes to Financial Statements
                         Report of Independent Auditors


                   (b)   Exhibits

                         1. (a) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                            (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                         2.        Not applicable.

                         3. (a) Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-002055) on November 30, 1998.

                            (a)(1) Schedule I dated November 1, 2000 to Sales
                                   Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on
                                   September 28, 2000.

                               (b) Form of Distribution Agreement between The
                                   Penn Mutual Life Insurance Company and
                                   Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                                   November 30, 1998.

                            (c)    Form of Agent's Agreement relating to
                                   broker-dealer supervision. Incorporated
                                   herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001304) on September 3, 1998.

                            (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to
                                   Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-002055) on November 30, 1998.

                            (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on
                                   April 27, 1999.

                            (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                      4.    (a)    Group Variable and Fixed Annuity Contract
                                   (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611).
                                   Incorporated herein by reference to Exhibit
                                   4(a) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on
                                   Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via
                                   EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                            (c)    Endorsement No. 1309-82 to Individual
                                   Variable Annuity Contract. Incorporated
                                   herein by reference to Exhibit 4(c) to Post
                                   Effective Amendment No. 25 to the
                                   Registrant's Registration Statement on Form
                                   N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April
                                   28, 1999.

                            (d)    Individual Variable and Fixed Annuity
                                   Contract - Flexible Purchase Payments (Form
                                   DV-790). Incorporated herein by reference to
                                   Exhibit 4(d) to Post Effective Amendment No.
                                   25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (e)    Endorsement No. 1536-90 to Individual
                                   Variable and Fixed Annuity Contract.
                                   Incorporated herein by reference to Exhibit
                                   4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (f)    Endorsement No. 1534-96 to Individual
                                   Variable and Fixed Annuity Contract.
                                   Incorporated herein by reference to Exhibit
                                   4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (g)    Endorsement No. 1542-97 to Individual
                                   Variable and Fixed Annuity Contract.
                                   Incorporated herein by reference to Exhibit
                                   4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to
                                   Exhibit 4(h) to Post Effective Amendment No.
                                   25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on
                                   April 28, 1999.

                            (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.

                            (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on
                                   June 11, 1999.

                            (k)    Group Variable and Fixed Annuity Certificate
                                   - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.

                            (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on
                                   June 11, 1999.

                            (m)    Group Variable and Fixed Annuity Certificate
                                   - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.

                            (n)    Group Variable and Fixed Annuity Certificate
                                   - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June
                                   11, 1999.


                            (o)    Endorsement No. 1722-01 to Individual
                                   Variable and Fixed Annuity Contract.
                                   Incorporated herein by reference to Exhibit
                                   4(o) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on
                                   April 24, 2001.


                      5.    (a)    Application (Form EB 1610) for participation
                                   in Group Variable and Fixed Annuity Contract.
                                   Incorporated herein by reference to Exhibit
                                   5(a) to the Registrant's Registration
                                   Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange
                                   Commission via EDGAR (Accession No.
                                   0000950116-99-000851) on April 28, 1999.

                            (b)    Application (Form PM3502 11/94) for
                                   Individual Variable and Fixed Annuity
                                   Contract. Incorporated herein by reference to
                                   Exhibit 5(b) to Post Effective Amendment No.
                                   2 to the Registration Statement of Penn
                                   Mutual Variable Annuity Account III (Pennant
                                   Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                      6.    (a)    Charter of The Penn Mutual Life Insurance
                                   Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registration
                                   Statement of Penn Mutual Variable Annuity
                                   Account III (Pennant Select) on Form N-4
                                   (File No. 333-62811), as filed with the
                                   Securities and Exchange Commission via EDGAR
                                   (Accession No. 0001036050-98-001504) on
                                   September 3, 1998.

                            (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                   Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                                   December 6, 2001.

                      7.           None.

                      8.    (a)(1) Form of Sales Agreement between The Penn
                                   Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                            (a)(2) Form of Assignment and Modification Agreement
                                   between Neuberger & Berman Management
                                   Incorporated, Neuberger & Berman Advisers
                                   Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                            (a)(3) Amendment to Fund Participation Agreement
                                   between The Penn Mutual Life Insurance
                                   Company and Neuberger & Berman Advisers
                                   Management Trust.

                                   Incorporated herein by reference to Exhibit
                                   8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April
                                   30, 1997.

                            (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                            (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                            (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                   0001036050-98-001504) on September 3, 1998.

                            (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1,
                                   2000), Morgan Stanley Asset Management Inc.
                                   and Miller Andersen & Sherrerd LLP.
                                   Incorporated herein by reference to Exhibit
                                   8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30, 1998.

                      9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

                      10. Consent of Ernst & Young LLP, Independent Auditors. Filed herewith.

                      11.          None.

                      12.          None.

                      13. Schedule for Computation of Performance Quotations. Filed herewith

                      14.          Powers of Attorney of Board of Trustees.
                                   Incorporated herein by reference to Exhibit
                                   14 to the Registration Statement of Penn
                                   Mutual Variable Annuity Account III (Penn
                                   Freedom) on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817) on September 14, 2001.

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

               The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                                 POSITION AND OFFICES WITH DEPOSITOR

     Robert E. Chappell                   Chairman of the Board and Chief
                                          Executive Officer and Member of the
                                          Board of Trustees

     Daniel J. Toran                      President and Chief Operating Officer
                                          and Member of the Board of Trustees

     Nancy S. Brodie                      Executive Vice President and Chief
                                          Financial Officer

     John M. Albanese                     Executive Vice President, Systems and
                                          Service

     Larry L. Mast                        Executive Vice President, Sales and
                                          Marketing

     Peter M. Sherman                     Executive Vice President and Chief
                                          Investment Officer

     Bill D. Fife                         Senior Vice President, Independence
                                          Financial Network

     Ralph L. Crews                       Senior Vice President, Career Agency
                                          System

     Ann M. Strootman                     Vice President and Controller

     Frederick M. Rackovan                Vice President, New Business

     Laura Ritzko                         Secretary

     Richard F. Plush                     Vice President and Actuary

     Frank J. Howell                      Vice President, Broker Dealer Network

     Steven M. Herzberg                   Assistant Vice President and Treasurer

               The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                       PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES
     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION

     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware
     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania
     Penn Janney Fund, Inc.                  Investments                               Pennsylvania
     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania
     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                                       INDEPENDENCE SQUARE PROPERTIES, INC.
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION

     INDEPRO CORPORATION                     Real Estate Investment                    Delaware
     WPI Investment Company                  Real Estate Investment                    Delaware
     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser
     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                                                INDEPRO CORPORATION
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION

     Indepro Property Fund I Corporation     Real Estate Investment                    Delaware
     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware
     Commons One Corporation                 Real Estate Investment                    Delaware
     West Hazleton, Inc.                     Real Estate Investment                    Delaware

                                            JANNEY MONTGOMERY SCOTT LLC
                                             WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION

     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania
     JMS Investor Services, Inc.             Insurance Sales                           Delaware

ITEM 27.       NUMBER OF CONTRACT OWNERS


               As of March 27, 2003, there were:

               27,335 - owners of qualified individual variable annuity contracts - Diversifier II;
               4,762 - owners of qualified group variable annuity contracts - Diversifier II;
               29 - owners of qualified group variable annuity contracts - Optimizer;
               823 - owners of certificates issued under qualified group variable annuity contracts - Optimizer; and 10,324 - owners of nonqualified individual variable annuity contracts - Diversifier II.


ITEM 28.       INDEMNIFICATION

               Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

               Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

               Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

               Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.       PRINCIPAL UNDERWRITERS

               Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

               HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

               Daniel J. Toran, Chairman of the Board
               Steven O. Miller, Director, President and Chief Executive Officer

               Michael Biondolillo, Director
               Larry L. Mast, Director
               Nina M. Mulrooney, Director and Senior Vice President, Compliance Linda Simon, Senior Vice President, Trading and Operations

               Patricia L. Carbee, Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations Franklin L. Best, Jr., Counsel
               Laura M. Ritzko, Secretary
               J. Clay Luby, Treasurer
               Elizabeth A. Knoll, Assistant Treasurer
               Eileen M. Tkacik, Auditor

               The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Biondolillo, Mast, Toran, Best and Luby is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

               COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR



                                         Net Underwriting
                   Name of Principal      Discounts and      Compensation on    Brokerage          Other
                     Underwriter           Commissions         Redemption      Commissions      Compensation
                   Hornor, Townsend &       $72,223               $   0               $   0            $  0
                   Kent, Inc.


ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

               The name and address of the person who maintains physical possession of each account, book or other documents required by
               Section 31(a) of the Investment Company Act of 1940 is as follows:

               The Penn Mutual Life Insurance Company
               600 Dresher Road
               Horsham, Pennsylvania  19044

ITEM 31.       MANAGEMENT SERVICES

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.       UNDERTAKINGS

               The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract and the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 30 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 22nd day of April, 2003.


                                        PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                           (Registrant)


                                      By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                           (Depositor)


                                      By: /s/ Robert E. Chappell
                                      ------------------------------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer


          As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 22nd day of April, 2003.


     SIGNATURE                                   TITLE

     /s/ Robert E. Chappell                  Chairman of the Board of Trustees
     ----------------------                  and Chief Executive Officer
     Robert E. Chappell

     /s/ Nancy S. Brodie                     Executive Vice President and
     -------------------                     Chief Financial Officer
     Nancy S. Brodie

     *JULIA CHANG BLOCH                      Trustee

     * EDWARD G. BOEHNE                      Trustee

     * JOAN P. CARTER                        Trustee

     * PHILIP E. LIPPINCOTT                  Trustee

     *JOHN F. MCCAUGHAN                      Trustee

     *ALAN B. MILLER                         Trustee

     *EDMOND F. NOTEBAERT                    Trustee

     *ROBERT H. ROCK                         Trustee

     *DANIEL J. TORAN                        Trustee

     *WESLEY S. WILLIAMS, JR.                Trustee

     *By: /s/ Robert E. Chappell
          ----------------------
            Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

         EX.99 B10           Consent of Ernst & Young LLP, Independent Auditors.

         EX.99.B13           Schedule for Computation of Performance Quotations.